UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-00249

Exact name of registrant as specified in charter:
Delaware Group® Equity Funds I

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: October 31

Date of reporting period: October 31, 2008

Item 1. Reports to Stockholders

Annual report

Delaware Balanced Fund

October 31, 2008

Value equity mutual fund

Table of contents

Portfolio management review	1

Performance summary	5

Disclosure of Fund expenses	9

Sector allocation and credit quality breakdown	11

Statement of net assets	13

Statement of operations	40

Statements of changes in net assets	42

Financial highlights	44

Notes to financial statements	54

Report of independent registered public accounting firm	67

Other Fund information	68

Board of trustees/directors and officers addendum	74

About the organization	82

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Balanced Fund	Nov. 11, 2008

The managers of Delaware Balanced Fund provided the answers to the questions below as a review of the Fund’s activities for the period ended Oct. 31, 2008.

How did the Fund perform during the fiscal year?

For the year ended Oct. 31, 2008, Delaware Balanced Fund returned -27.68% at net asset value and -31.84% at maximum offer price. Both returns represent performance for Class A shares with all distributions reinvested. By comparison, the Fund’s equity benchmark, the S&P 500 Index, returned -36.10%. The Fund’s fixed income benchmark, the Barclays Capital U.S. Aggregate Index, formerly Lehman Brothers U.S. Aggregate Index, returned +0.30% during the same period. For the Fund’s complete annualized performance, please see the table on page 5.

How would you describe the economic and stock market environment of the past year?

This was an especially challenging time for both equity and fixed income investors, particularly during the period’s final months. The roots of the trouble began well before the start of the reporting period, with the declining housing market. As housing prices fell, defaults on mortgage loans rose and led to big drops in the value of so-called collateralized debt obligations, which are securities linked to the loans. Investors’ worries about troubled mortgages spread to other corners of the credit market. Financial institutions eventually became very reluctant to lend to each other, unsure about the other companies’ ability to pay back their debts.

Against this backdrop, a number of major financial institutions faced tremendous challenges including bankruptcy filings, forced mergers, government takeovers, a conservatorship, and the conversion of two major U.S. investment banks into bank holding companies, which are more heavily regulated by the government.

Stock prices were generally pressured throughout much of the period and plummeted in September and October. Major equity indices experienced some of their largest single-day point declines in history. Not surprisingly, many of the worst-performing stocks in the past several months were in the financial sector, which was particularly hard hit by the trouble in the credit market.

The fixed income market difficulties crescendoed to extreme levels of volatility as the bond market suffered from a combination of swings in energy prices, declining economic performance world-wide, a squeeze in short-term credit markets, and turmoil driven by a series of high-profile failures in the financial industry, including the September bankruptcy and subsequent sale of various parts of Lehman Brothers to other companies.

The Federal Reserve took an array of steps in an effort to stem the financial crisis during the period. One step included lowering the fed funds rate, the rate at which banks lend to other banks overnight, on a total of seven separate occasions, from 4.50% to 1.00%. Along with central banks around the world, the Fed also provided major markets with substantially increased liquidity early during the reporting period. In a dramatic departure from their normal operations, the Fed (in coordination with the Treasury Department) also facilitated a number of mergers or acquisitions and took the unprecedented step of injecting capital directly into major financial institutions as liquidity deteriorated.

The views expressed are current as of the date of this report and are subject to change.
Data for this portfolio management review were provided by Bloomberg unless otherwise noted.

Portfolio management review
Delaware Balanced Fund

What factors affected the Fund’s performance?

The Fund holds a combination of stocks and fixed income securities, the latter of which buoyed Fund performance compared to the broad stock market. However, the year was a challenging one in both the stock and bond markets, as reflected by annual performance figures.

The Fund’s stock-to-bond ratio changed as the year progressed, due mostly to equity-market declines that reduced the value of stocks in the portfolio. The Fund entered the fiscal year with a 61% allocation to common stocks, and at year end the Fund held a more conservative 50% equity allocation.

By a wide margin, the biggest negative impact on performance relative to our equity benchmark index, the S&P 500 Index, came from the financials sector. Although we benefited from a relative lack of exposure to this weak-performing group compared to the index, many of the financial stocks we did own were particularly poor performers. For example, we owned stock in Washington Mutual and Wachovia banks, which were especially vulnerable to the credit crisis because of their significant exposure to bad mortgage loans. The companies, unable to secure needed financing, faced growing concerns about their ability to survive and saw big share-price declines. Both banks were acquired late in the period by larger competitors with stronger financial positions. We sold our holdings in Washington Mutual and Wachovia in July and September, but unfortunately not soon enough to avoid substantial losses for the portfolio.

Other notable detractors in this sector included financial services and insurance company Hartford Financial Services and investment banks Morgan Stanley and Lehman Brothers. We sold our shares of Lehman Brothers in September a week before the company declared bankruptcy.

Elsewhere, the Fund was hindered by weakness from communications technology company Motorola and R.R. Donnelley & Sons, the nation’s largest commercial printing company. Motorola’s shares fell sharply on worries about the health of the U.S. consumer in a weaker economy. Also, one of the company’s main businesses — making wireless telephone handsets — continued to struggle and lost market share. The slowing economy was a big problem for R.R. Donnelley as well, as it faced reduced demand for catalog and direct mail printing, which are important sources of business for the company.

On the positive side, many of our better performers relative to the benchmark were healthcare and consumer staples stocks. In retrospect, this was not surprising. Both of these sectors tend to be defensive, meaning that they have historically generated relatively predictable earnings and therefore have held up well during past challenging economic conditions.

Within the equity portion of the Fund, how did the positioning of the Fund change?

We believe that the market’s large drop has created what could well be a new opportunity to add fundamentally strong companies at increasingly attractive valuations. At period end, we were evaluating potential purchases in sectors including healthcare, energy, utilities, and financials.

Overall, our portfolio positioning reflected continued caution about the global economy.

That caution explained our defensive stance with an emphasis on such sectors as healthcare and consumer staples, as well as on individual stocks of companies that have what we considered to be good balance sheets and stable cash flows. We now expect to maintain this stance for some time. At the same time, we’ll be watching for signs of an economic recovery.

How was the Fund’s allocation to fixed income positioned?

Throughout the year, the Fixed Income group at Delaware Investments generally reallocated holdings into higher-quality credits and maintained an underweight in high yield bonds. Recognizing the difficult market terrain that had emerged, our overall strategy often involved increasing the Fund’s positions in what were deemed to be high-quality securities to avoid the most treacherous market conditions.

Although we rather aggressively moved the Fund’s allocation toward higher-quality investments during the period, our exposure to some of the heavily impacted spread sectors — or non-Treasury assets — diminished performance because Treasurys outperformed almost all other investments. Among high yield investments, for example, market returns grew progressively weaker within the lower-quality categories.

Alternatively, government-backed mortgage-backed securities, including hybrid securities, outperformed the Barclays Capital U.S. Aggregate Index, as investors cheered the transition of Fannie Mae and Freddie Mac to conservatorship in September. The Fund’s fixed income investments had a modest overweight in this area of the market compared to the fixed income benchmark index, and Fund positions in investment grade corporate bonds reflected our emphasis on quality issuers and defensive sectors. However, we used our research capabilities to cautiously add to lower-quality credit exposure when we believed that the risk-return characteristics of individual securities represented an opportunity.

Portfolio management review
Delaware Balanced Fund

Fund basics
Delaware Balanced Fund		As of Oct. 31, 2008
Fund objective:	Delaware Balanced Fund seeks a balance of capital appreciation, income, and preservation of capital.
Total Fund net assets:	$150 million
Number of holdings:	583
Fund start date:	April 25, 1938
	Nasdaq symbols	CUSIPs
Class A	DELFX	246093108
Class B	DELBX	246093504
Class C	DEDCX	246093702
Class R	DELRX	246093884
Institutional Class	DEICX	246093207

Performance summary
Delaware Balanced Fund	Oct. 31, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Balanced Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

A rise or fall in interest rates can have a significant impact on bond prices and the net asset value (NAV) of the Fund. Funds that invest in bonds can lose their value as interest rates rise, and an investor can lose principal.

Fund performance	Average annual total returns
	1 year	5 years	10 years	Lifetime
Class A (Est. April 25, 1938)
Excluding sales charge	-27.68%	-0.07%	-1.53%	+9.48%
Including sales charge	-31.84%	-1.25%	-2.12%	+9.39%
Class B (Est. Sept. 6, 1994)
Excluding sales charge	-28.23%	-0.87%	-2.14%	+2.94%
Including sales charge	-31.05%	-1.29%	-2.14%	+2.94%
Class C (Est. Nov. 29, 1995)
Excluding sales charge	-28.21%	-0.85%	-2.29%	+1.59%
Including sales charge	-28.92%	-0.85%	-2.29%	+1.59%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for Class A and R shares for certain periods shown in the Fund performance chart above and in the Performance of a $10,000 Investment chart on page 7. Performance would have been lower had the expense limitations not been in effect.

The Fund offers Class A, B, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets, but such fee is currently subject to a contractual cap of 0.25% of average daily net assets through Feb. 28, 2009.

Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges as described in the prospectus. Please see the prospectus for additional information on Class B purchase

Performance summary
Delaware Balanced Fund

and sales charges. Class B shares have a contingent deferred sales charge that declines from 4.00% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of up to 1.00% of average daily net assets.

Ten-year and lifetime performance figures for Class B shares reflect conversion to Class A shares after eight years.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

Class R shares were first made available June 2, 2003, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual distribution and service fee of up to 0.60% of average daily net assets, but such fee is currently subject to a contractual cap of 0.50% of average daily net assets through Feb. 28, 2009.

The average annual total returns for the 1-year, 3-year, 5-year, and lifetime (since June 2, 2003) periods ended Oct. 31, 2008, for Delaware Balanced Fund Class R shares were -27.89%, -3.96%, -0.40%, and +0.40%, respectively.

The average annual total returns for the 1-year, 5-year, 10-year, and lifetime (since April 25, 1938) periods ended Oct. 31, 2008, for Delaware Balanced Fund Institutional Class shares were -27.53%, +0.13%, -1.31%, and +9.53%, respectively.

Institutional Class shares were first made available Nov. 9, 1992, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts. Institutional Class performance prior to Nov. 9, 1992, is based on Class A performance and was adjusted to eliminate the sales charges, but not the asset-based distribution charge of Class A shares.

The performance table on the previous page and the graph on the next page do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the table below. The Fund’s distributor has contracted to limit the fees for Class A and Class R shares from March 1, 2008, through Feb. 28, 2009. Please see the most recent prospectus for additional information on the fee waivers.

Fund expense ratios

	Class A	Class B	Class C	Class R	Institutional Class
Total annual operating expense	1.22%	1.97%	1.97%	1.57%	0.97%
(without fee waivers)
Net expense ratio	1.19%	1.97%	1.97%	1.47%	0.97%
(including fee waivers, if any)*

* The applicable fee waivers are discussed in the text on pages 5 and 6.

Performance of a $10,000 investment
Average annual returns from Oct. 31, 1998, through Oct. 31, 2008

For period beginning Oct. 31, 1998, through Oct. 31, 2008	Starting value	Ending value
Barclays Capital U.S. Aggregate Index	$10,000	$16,287
S&P 500 Index	$10,000	$10,402
Delaware Balanced Fund — Class A shares	$9,425	$8,075

The chart assumes $10,000 invested in the Fund on Oct. 31, 1998, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please see pages 5 and 6 for additional details on these fees.

The chart also assumes $10,000 invested in the Barclays Capital U.S. Aggregate Index and the S&P 500 Index as of Oct. 31, 1998. The Barclays Capital U.S. Aggregate Index, formerly the Lehman Brothers U.S. Aggregate Index, is a broad composite of more than 9,000 securities that tracks the investment grade domestic bond market. The S&P 500 Index measures the performance of 500 mostly large-cap stocks weighted by market value and is often used to represent performance of the U.S. stock market.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The chart does not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

The Fund may be affected by economic conditions that may hinder a company’s ability to make interest and principal payments on its debt.

Performance summary
Delaware Balanced Fund

This Fund will be affected by declines in bond prices, which can be caused by an adverse change in interest rates, adverse economic conditions, or poor performance from specific industries or bond issuers.

The Fund will also be affected by prepayment risk due to its holdings of mortgage-backed securities. With prepayment risk, when homeowners prepay mortgages during periods of low interest rates, the Fund may be forced to redeploy its assets in lower yielding securities.

The Fund may be subject to derivative risk. Derivatives risk is the possibility that a fund may experience a significant loss if it employs a derivatives strategy related to a security or a securities index, and that security or index moves in the opposite direction from what the portfolio manager had anticipated. Another risk of derivative transactions is the creditworthiness of the counterparty because the transaction depends on the willingness and ability of the counterparty to fulfill its contractual obligations. Derivatives may also involve additional expenses.

Disclosure of Fund expenses
For the period May 1, 2008 to October 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 to October 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio(s) and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Balanced Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/08	10/31/08	Expense Ratio	5/1/08 to 10/31/08*
Actual Fund return
Class A	$1,000.00	$ 783.10	1.24%	$5.56
Class B	1,000.00	780.20	2.02%	9.04
Class C	1,000.00	780.60	2.02%	9.04
Class R	1,000.00	782.10	1.52%	6.81
Institutional Class	1,000.00	783.80	1.02%	4.57
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.90	1.24%	$6.29
Class B	1,000.00	1,014.98	2.02%	10.23
Class C	1,000.00	1,014.98	2.02%	10.23
Class R	1,000.00	1,017.50	1.52%	7.71
Institutional Class	1,000.00	1,020.01	1.02%	5.18

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 184/366 (to reflect the one-half year period).

Sector allocation and credit quality breakdown
Delaware Balanced Fund	As of October 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	49.85%
Consumer Discretionary	5.21%
Consumer Staples	10.33%
Energy	4.60%
Financials	3.20%
Health Care	10.38%
Industrials	3.19%
Information Technology	6.03%
Materials	1.60%
Telecommunications	3.72%
Utilities	1.59%
Preferred Stock	0.25%
Agency Asset-Backed Securities	0.06%
Agency Collateralized Mortgage Obligations	3.53%
Agency Mortgage-Backed Securities	10.61%
Agency Obligations	3.69%
Commercial Mortgage-Backed Securities	3.05%
Convertible Bonds	0.07%
Corporate Bonds	12.27%
Banking	2.08%
Basic Industry	0.51%
Brokerage	0.68%
Capital Goods	0.21%
Communications	2.19%
Consumer Cyclical	0.76%
Consumer Non-Cyclical	2.21%
Electric	0.66%
Energy	1.13%
Finance Companies	0.56%
Insurance	0.76%

Sector allocation and credit quality breakdown
Delaware Balanced Fund

Sector	Percentage of net assets
Corporate Bonds (continued)
Natural Gas	0.17%
Real Estate	0.08%
Technology	0.26%
Transportation	0.01%
Foreign Agency	0.09%
Municipal Bonds	1.38%
Non-Agency Asset-Backed Securities	5.67%
Non-Agency Collateralized Mortgage Obligations	7.32%
U.S. Treasury Obligations	2.18%
Repurchase Agreement	0.17%
Securities Lending Collateral	3.64%
Total Value of Securities	103.83%
Obligation to Return Securities Lending Collateral	(3.77%	)
Liabilities Net of Receivables and Other Assets	(0.06%	)
Total Net Assets	100.00%

Credit quality breakdown (as a % of fixed income investments)
AAA	67.95%
AA	8.81%
A	12.38%
BBB	9.07%
BB	0.63%
B	1.02%
CCC	0.14%
Total	100.00%

Statement of net assets
Delaware Balanced Fund	October 31, 2008

		Number of shares	Value (U.S. $)
	Common Stock – 49.85%
	Consumer Discretionary – 5.21%
	Gap	205,500	$2,659,170
	Limited Brands	194,200	2,326,516
	Mattel	188,000	2,823,760
			7,809,446
	Consumer Staples – 10.33%
	Archer-Daniels-Midland	139,000	2,881,470
	CVS Caremark	83,300	2,553,145
	Heinz (H.J.)	62,700	2,747,514
	Kimberly-Clark	38,400	2,353,536
	Kraft Foods Class A	78,300	2,281,662
	Safeway	124,800	2,654,496
			15,471,823
	Energy – 4.60%
	Chevron	35,100	2,618,460
	ConocoPhillips	39,400	2,049,588
	Marathon Oil	76,300	2,220,330
			6,888,378
	Financials – 3.20%
	Allstate	69,800	1,842,022
	Travelers	69,400	2,952,970
			4,794,992
	Health Care – 10.38%
	Bristol-Myers Squibb	117,800	2,420,790
	Johnson & Johnson	34,800	2,134,632
	Merck	91,500	2,831,925
	Pfizer	174,900	3,097,478
	Quest Diagnostics	52,100	2,438,280
	Wyeth	81,900	2,635,542
			15,558,647
	Industrials – 3.19%
†	BWAY Holding	85	636
	Donnelley (R.R.) & Sons	111,900	1,854,183
=∏†@	Port Townsend	35	0
	Waste Management	93,800	2,929,374
			4,784,193

Statement of net assets
Delaware Balanced Fund

	Number of shares	Value (U.S. $)
Common Stock (continued)
Information Technology – 6.03%
Intel	148,700	$ 2,379,200
International Business Machines	27,200	2,528,784
Motorola	378,400	2,032,008
Xerox	260,900	2,092,418
		9,032,410
Materials – 1.60%
duPont (E.I.) deNemours	74,700	2,390,400
		2,390,400
Telecommunications – 3.72%
AT&T	103,300	2,765,341
† Century Communications	25,000	0
Verizon Communications	94,600	2,806,782
		5,572,123
Utilities – 1.59%
Progress Energy	60,600	2,385,822
		2,385,822
Total Common Stock (cost $92,244,784)		74,688,234

•Preferred Stock – 0.25%
Bank of America 8.00%	75,000	56,236
JPMorgan Chase 7.90%	225,000	182,818
PNC Funding 8.25%	165,000	136,183
Total Preferred Stock (cost $461,219)		375,237

	Principal
	amount (U.S. $)
Agency Asset-Backed Securities – 0.06%
Fannie Mae Grantor Trust Series 2003-T4 2A5
5.407% 9/26/33	$82,269	73,202
• Fannie Mae Whole Loan Series 2002-W11 AV1
3.598% 11/25/32	25,899	24,467
Total Agency Asset-Backed Securities
(cost $107,513)		97,669

		Principal
		amount (U.S. $)	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 3.53%
	Fannie Mae
	Series 1996-46 ZA 7.50% 11/25/26	$ 87,635	$92,311
	Series 2003-122 AJ 4.50% 2/25/28	82,968	82,425
	Series 2005-67 EY 5.50% 8/25/25	90,000	80,653
	Series 2005-110 MB 5.50% 9/25/35	281,129	285,415
	•Series 2006-M2 A2F 5.259% 5/25/20	530,000	498,508
	Fannie Mae Grantor Trust Series 2001-T8 A2
	9.50% 7/25/41	69,680	74,805
	Fannie Mae Whole Loan
	Series 2004-W9 2A1 6.50% 2/25/44	122,071	121,880
	Series 2004-W11 1A2 6.50% 5/25/44	132,962	139,299
	Freddie Mac
	Series 1730 Z 7.00% 5/15/24	72,482	77,323
	Series 2326 ZQ 6.50% 6/15/31	380,001	393,838
	Series 2557 WE 5.00% 1/15/18	220,000	215,453
	Series 2662 MA 4.50% 10/15/31	157,104	156,313
	Series 2694 QG 4.50% 1/15/29	225,000	226,109
	Series 2872 GC 5.00% 11/15/29	200,000	197,675
	Series 2890 PC 5.00% 7/15/30	380,000	374,654
	Series 2915 KP 5.00% 11/15/29	220,000	217,532
	Series 3005 ED 5.00% 7/15/25	280,000	248,973
	Series 3022 MB 5.00% 12/15/28	165,000	165,541
	Series 3063 PC 5.00% 2/15/29	360,000	361,001
	Series 3113 QA 5.00% 11/15/25	184,305	185,710
	Series 3131 MC 5.50% 4/15/33	145,000	144,884
	Series 3173 PE 6.00% 4/15/35	635,000	620,917
	Series 3337 PB 5.50% 7/15/30	170,000	170,994
w	Freddie Mac Structured Pass Through Securities
	Series T-58 2A 6.50% 9/25/43	147,634	154,430
Total Agency Collateralized Mortgage Obligations
	(cost $5,369,154)		5,286,643

Agency Mortgage-Backed Securities – 10.61%
	Fannie Mae 6.50% 8/1/17	90,476	92,478
•	Fannie Mae ARM
	5.134% 11/1/35	120,179	120,618
	5.183% 3/1/38	282,864	284,117
	5.398% 4/1/36	157,765	159,307
	5.855% 8/1/37	314,711	311,546

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
	Fannie Mae Relocation 30 yr
	5.00% 11/1/33	$ 95,776	$ 91,687
	5.00% 1/1/34	137,998	131,951
	5.00% 1/1/36	79,796	76,180
	Fannie Mae S.F. 15 yr
	4.50% 6/1/23	463,242	441,123
	5.50% 4/1/23	432,810	431,831
	6.00% 8/1/23	321,247	323,833
	Fannie Mae S.F. 15 yr TBA 5.50% 12/1/23	1,750,000	1,741,795
	Fannie Mae S.F. 30 yr
	5.00% 12/1/36	197,513	187,296
	5.00% 12/1/37	112,244	106,378
	5.00% 1/1/38	191,919	181,890
	5.00% 2/1/38	90,228	85,505
	5.50% 3/1/29	350,381	344,779
	5.50% 4/1/29	386,938	380,751
	5.50% 9/1/36	236,505	231,467
	5.50% 11/1/36	956,948	935,965
	5.50% 7/1/37	733,757	717,283
	5.50% 8/1/37	149,156	145,807
	5.50% 12/1/37	509,586	498,145
	6.00% 12/1/37	985,826	985,874
	6.00% 8/1/38	986,686	986,635
	*6.50% 9/1/36	41,981	42,581
	6.50% 2/1/37	516,308	523,682
	6.50% 11/1/37	405,615	411,385
	7.50% 6/1/31	53,121	55,733
	Fannie Mae S.F. 30 yr TBA 5.00% 11/1/38	775,000	734,071
•	Freddie Mac ARM
	5.51% 8/1/36	217,451	219,890
	5.676% 7/1/36	126,673	128,109
	5.819% 10/1/36	302,283	307,189
	6.704% 4/1/34	29,739	29,908
	Freddie Mac Relocation 30 yr 5.00% 9/1/33	478,635	457,791
	Freddie Mac S.F. 15 yr
	4.00% 2/1/14	205,093	203,728
	5.00% 6/1/18	120,447	118,699

	Principal
	amount (U.S. $)	Value (U.S. $)
Agency Mortgage-Backed Securities (continued)
Freddie Mac S.F 30 yr
5.00% 10/1/36	$ 1,671,468	$ 1,583,437
5.50% 10/1/36	377,188	368,108
5.50% 10/1/38	270,000	263,458
6.00% 6/1/37	361,393	360,964
7.00% 11/1/33	68,014	69,796
GNMA I S.F. 30 yr 7.50% 9/15/31	19,693	20,741
Total Agency Mortgage-Backed Securities
(cost $16,148,192)		15,893,511

Agency Obligations – 3.69%
Fannie Mae
*3.625% 2/12/13	260,000	255,212
*4.75% 11/19/12	445,000	456,019
*5.00% 2/16/12	360,000	374,276
^5.777% 10/9/19	545,000	260,303
Federal Home Loan Bank 3.625% 10/18/13	165,000	159,330
*^ Financing Corporation Interest Strip
5.142% 9/26/19	2,000,000	1,114,078
Freddie Mac
4.75% 3/5/12	125,000	129,155
4.75% 1/19/16	100,000	99,414
*5.50% 8/23/17	1,455,000	1,483,026
5.75% 1/15/12	310,000	329,948
^ Resolution Funding Interest Strip
5.240% 10/15/25	1,670,000	682,036
Tennessee Valley Authority 4.875% 1/15/48	220,000	189,167
Total Agency Obligations (cost $5,762,686)		5,531,964

Commercial Mortgage-Backed Securities – 3.05%
# American Tower Trust Series 2007-1A AFX 144A
5.42% 4/15/37	230,000	194,092
Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.318% 6/10/39	215,000	187,436
•Series 2005-6 AM 5.352% 9/10/47	100,000	67,946
Series 2006-4 A4 5.634% 7/10/46	335,000	260,530
•Series 2007-3 A4 5.658% 6/10/49	170,000	127,226

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
	Bear Stearns Commercial Mortgage Securities
	@#Series 2004-ESA E 144A 5.064% 5/14/16	$ 260,000	$ 262,332
	•Series 2007-PW16 A4 5.712% 6/11/40	150,000	113,750
	•Series 2007-T28 A4 5.742% 9/11/42	235,000	176,481
w	Commercial Mortgage Pass Through Certificates
	•#Series 2001-J1A A2 144A 6.457% 2/14/34	158,791	155,273
	Series 2006-C7 A2 5.69% 6/10/46	140,000	131,127
•	Credit Suisse Mortgage Capital Certificates Series
	2006-C1 AAB 5.552% 2/15/39	75,000	62,736
#	Crown Castle Towers Series 2005-1A C 144A
	5.074% 6/15/35	140,000	126,168
	First Union National Bank-Bank of America
	Commercial Mortgage Trust Series 2001-C1 C
	6.403% 3/15/33	60,000	58,166
	Goldman Sachs Mortgage Securities II
	Series 2004-GG2 A3 4.602% 8/10/38	150,000	147,294
	•@#Series 2006-RR3 A1S 144A 5.766% 7/18/56	145,000	50,750
•	Greenwich Capital Commercial Funding Series
	2004-GG1 A7 5.317% 6/10/36	115,000	98,798
	JPMorgan Chase Commercial Mortgage Securities
	Series 2002-C1 A3 5.376% 7/12/37	215,000	195,918
	Series 2003-C1 A2 4.985% 1/12/37	362,000	318,854
	Series 2006-LDP9 A2 5.134% 5/15/47	15,000	11,684
	Lehman Brothers-UBS Commercial Mortgage Trust
	Series 2001-C2 A1 6.27% 6/15/20	17,040	16,884
	Series 2002-C1 A4 6.462% 3/15/31	320,000	306,433
•	Merrill Lynch Mortgage Trust Series 2006-C1 ASB
	5.658% 5/12/39	255,000	211,619
•	Morgan Stanley Capital I Series 2007-IQ14 A4
	5.692% 4/15/49	175,000	131,004
#	SBA Commercial Mortgage Securities Trust Series
	2006-1A B 144A 5.451% 11/15/36	395,000	367,540
#	Tower 144A
	Series 2004-2A A 4.232% 12/15/14	270,000	263,744
	@Series 2006-1 B 5.588% 2/15/36	85,000	80,629
	@Series 2006-1 C 5.707% 2/15/36	130,000	119,365

	Principal
	amount (U.S. $)	Value (U.S. $)
Commercial Mortgage-Backed Securities (continued)
Wachovia Bank Commercial Mortgage Trust
•Series 2005-C20 A5 5.087% 7/15/42	$105,000	$96,022
Series 2006-C28 A2 5.50% 10/15/48	265,000	237,910
Total Commercial Mortgage-Backed Securities
(cost $5,320,264)		4,577,711

Convertible Bonds – 0.07%
Advanced Medical Optics 3.25% 8/1/26 exercise
price $59.61, expiration date 8/1/26	5,000	1,925
Qwest Communications International 3.50% 11/15/25
exercise price $5.61, expiration date 11/15/25	7,000	5,355
• Wyeth 2.621% 1/15/24 exercise price $60.09,
expiration date 1/14/24	103,000	99,035
Total Convertible Bonds (cost $119,124)		106,315

Corporate Bonds – 12.27%
Banking – 2.08%
@ American Express Centurion Bank 5.55% 10/17/12	160,000	133,993
Bank of America
5.125% 11/15/14	95,000	83,779
5.30% 3/15/17	250,000	210,988
Bank of New York Mellon 5.125% 8/27/13	485,000	462,727
BB&T
4.90% 6/30/17	100,000	80,100
5.25% 11/1/19	200,000	154,222
Branch Banking & Trust 5.625% 9/15/16	250,000	217,386
Citigroup 6.50% 8/19/13	585,000	555,112
JP Morgan Chase
6.00% 1/15/18	70,000	62,903
6.40% 5/15/38	50,000	43,054
@ JPMorgan Chase Capital XXV 6.80% 10/1/37	195,000	140,706
PNC Funding 5.625% 2/1/17	200,000	169,613
•∏@ Popular North America 4.608% 4/6/09	135,000	131,866
U.S. Bank North America 4.80% 4/15/15	100,000	93,789
• USB Capital IX 6.189% 4/15/49	260,000	135,264

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
	Wells Fargo 5.625% 12/11/17	$120,000	$106,044
•	Wells Fargo Capital XIII 7.70% 12/29/49	410,000	335,485
			3,117,031
Basic Industry – 0.51%
#	ArcelorMittal 144A 6.125% 6/1/18	250,000	172,542
	California Steel Industries 6.125% 3/15/14	5,000	3,675
	Domtar 7.125% 8/15/15	10,000	7,500
	Freeport McMoRan Copper & Gold 8.25% 4/1/15	15,000	12,014
	Georgia-Pacific
	7.70% 6/15/15	3,000	2,100
	8.875% 5/15/31	5,000	3,250
	Hexion US Finance 9.75% 11/15/14	5,000	3,200
	Innophos 8.875% 8/15/14	10,000	8,850
#@	Innophos Holding 144A 9.50% 4/15/12	5,000	4,125
	International Coal 10.25% 7/15/14	10,000	8,450
	Lubrizol 4.625% 10/1/09	225,000	216,797
#	MacDermid 144A 9.50% 4/15/17	15,000	8,025
	Momentive Performance Materials 9.75% 12/1/14	10,000	5,650
	NewPage 10.00% 5/1/12	10,000	6,850
#@	Nine Dragons Paper Holdings 144A 7.875% 4/29/13	170,000	146,881
•	Noranda Aluminium Acqusition 6.828% 5/15/15	5,000	2,275
@	Norske Skog Canada 8.625% 6/15/11	5,000	2,975
@	Potlatch 13.00% 12/1/09	15,000	16,231
	Rio Tinto Finance USA
	5.875% 7/15/13	85,000	72,603
	6.50% 7/15/18	30,000	23,310
#	Rock-Tenn 144A 9.25% 3/15/16	5,000	4,425
•#	Ryerson 144A 10.176% 11/1/14	5,000	3,425
@#	Sappi Papier Holding 144A 6.75% 6/15/12	15,000	10,700
#	Steel Dynamics 144A 7.75% 4/15/16	10,000	6,675
•	Verso Paper Holdings 6.551% 8/1/14	5,000	2,925
			755,453
Brokerage – 0.68%
	AMVESCAP 4.50% 12/15/09	320,000	309,110
	Goldman Sachs Group
	5.95% 1/18/18	108,000	88,223
	6.15% 4/1/18	230,000	190,852
	@6.75% 10/1/37	65,000	42,435

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
	Jefferies Group 6.45% 6/8/27	$160,000	$114,153
	LaBranche 11.00% 5/15/12	5,000	4,475
	Lazard Group 6.85% 6/15/17	65,000	46,752
	Morgan Stanley 5.375% 10/15/15	290,000	227,036
			1,023,036
Capital Goods – 0.21%
	Allied Waste North America
	6.875% 6/1/17	5,000	4,375
	7.125% 5/15/16	5,000	4,425
@	BWAY 10.00% 10/15/10	15,000	12,825
@	Casella Waste Systems 9.75% 2/1/13	12,000	10,620
	Celestica 7.875% 7/1/11	5,000	4,525
@	CPG International I 10.50% 7/1/13	5,000	3,250
	DRS Technologies 7.625% 2/1/18	10,000	9,950
	Flextronics International 6.25% 11/15/14	5,000	3,825
	Graham Packaging
	8.50% 10/15/12	5,000	3,675
	*9.875% 10/15/14	10,000	6,350
	Graphic Packaging International 9.50% 8/15/13	15,000	10,350
	Greenbrier 8.375% 5/15/15	10,000	7,675
@	Intertape Polymer 8.50% 8/1/14	5,000	4,025
#	Moog 144A 7.25% 6/15/18	5,000	4,025
	Thermadyne Industries 9.50% 2/1/14	10,000	7,850
*	Tyco Electronics Group 5.95% 1/15/14	230,000	209,761
@	Vitro 11.75% 11/1/13	10,000	3,300
	Vought Aircraft Industries 8.00% 7/15/11	10,000	7,550
			318,356
Communications – 2.19%
=‡@	Allegiance Telecom 11.75% 2/15/10	15,000	0
	AT&T 5.60% 5/15/18	215,000	183,760
	AT&T Wireless 8.125% 5/1/12	380,000	376,967
	CCO Holdings Capital 8.75% 11/15/13	10,000	6,650
•	Centennial Communications 9.633% 1/1/13	5,000	3,825
#	Charter Communications 144A 10.875% 9/15/14	25,000	20,438
	Cincinnati Bell 7.00% 2/15/15	5,000	3,425
	Citizens Communications 7.125% 3/15/19	40,000	24,800

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	Comcast
	•5.119% 7/14/09	$100,000	$95,823
	5.875% 2/15/18	175,000	146,808
	6.30% 11/15/17	150,000	129,840
	Cricket Communications 9.375% 11/1/14	20,000	16,350
	CSC Holdings
	6.75% 4/15/12	5,000	4,350
	#144A 8.50% 6/15/15	10,000	8,500
	Deutsche Telekom International Finance
	5.25% 7/22/13	145,000	128,568
	Dex Media West 9.875% 8/15/13	15,000	5,663
#	DirecTV Holdings 144A 7.625% 5/15/16	5,000	4,225
@#	Expedia 144A 8.50% 7/1/16	5,000	3,725
	France Telecom 7.75% 3/1/11	76,000	75,209
	Hughes Network Systems/Finance 9.50% 4/15/14	10,000	8,550
Ω	Inmarsat Finance 10.375% 11/15/12	20,000	16,000
	Intelsat Jackson Holdings 11.25% 6/15/16	20,000	17,200
#	Intelsat Subsidiary Holding 144A 8.875% 1/15/15	5,000	4,275
	Lamar Media
	6.625% 8/15/15	2,000	1,480
	*6.625% 8/15/15	5,000	3,700
	6.625% 8/15/15	5,000	3,700
	#144A 8.50% 8/1/17	5,000	3,025
#	LBI Media144A 13.00% 11/15/13	5,000	4,550
	LIN Television 6.50% 5/15/13	5,000	2,825
	Lucent Technologies 6.45% 3/15/29	12,000	5,940
	MetroPCS Wireless 9.25% 11/1/14	24,000	20,100
@	Mobile Mini 6.875% 5/1/15	5,000	3,625
	Nortel Networks 10.75% 7/15/16	13,000	6,923
	PAETEC Holding 9.50% 7/15/15	5,000	2,863
	Quebecor Media 7.75% 3/15/16	10,000	6,975
	Qwest Capital Funding 7.25% 2/15/11	10,000	7,700
	Rogers Communications 6.80% 8/15/18	430,000	376,904
	Rogers Wireless 8.00% 12/15/12	5,000	4,688
	Sprint Capital 8.375% 3/15/12	25,000	20,139
	Sprint Nextel 6.00% 12/1/16	5,000	3,468
	Telecom Italia Capital
	4.00% 1/15/10	225,000	202,810
	7.721% 6/4/38	100,000	68,196

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
	THOMSON Reuters
	5.95% 7/15/13	$125,000	$113,511
	6.50% 7/15/18	210,000	176,862
	Time Warner Cable 7.30% 7/1/38	120,000	100,671
	Time Warner Telecom Holdings 9.25% 2/15/14	5,000	4,075
	Verizon Communications
	5.55% 2/15/16	265,000	231,549
	6.10% 4/15/18	145,000	126,901
	6.40% 2/15/38	125,000	98,093
	8.95% 3/1/39	50,000	50,875
#	Videotron 144A 9.125% 4/15/18	10,000	8,925
	Virgin Media Finance 8.75% 4/15/14	10,000	7,050
#	Vivendi 144A 6.625% 4/4/18	175,000	149,379
	Vodafone Group
	5.00% 12/16/13	130,000	113,666
	5.00% 9/15/15	60,000	48,815
	Windstream 8.125% 8/1/13	24,000	19,860
@#	XM Satellite Radio Holdings 144A 13.00% 8/1/13	5,000	1,925
			3,286,719
Consumer Cyclical – 0.76%
@	Associated Materials 9.75% 4/15/12	10,000	8,950
	Centex 4.55% 11/1/10	5,000	3,925
	Corrections Corporation of America
	6.25% 3/15/13	5,000	4,338
	CVS Caremark
	4.875% 9/15/14	155,000	127,802
	5.75% 6/1/17	326,000	263,518
•	Daimler Finance North America 3.241% 8/3/09	245,000	220,730
@	Denny’s 10.00% 10/1/12	5,000	3,825
*	Dollar General 10.625% 7/15/15	10,000	9,250
	DR Horton 7.875% 8/15/11	10,000	7,900
	Ford Motor 7.45% 7/16/31	5,000	1,600
	Gaylord Entertainment
	6.75% 11/15/14	5,000	3,231
	8.00% 11/15/13	10,000	6,875
@	Global Cash Access 8.75% 3/15/12	5,000	4,225
*	Goodyear Tire & Rubber 9.00% 7/1/15	5,000	4,000
#	Invista 144A 9.25% 5/1/12	5,000	4,175

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
	Lear 8.75% 12/1/16	$20,000	$7,500
	Levi Strauss 9.75% 1/15/15	5,000	3,525
	M/I Homes 6.875% 4/1/12	5,000	3,025
*	MGM MIRAGE 7.50% 6/1/16	5,000	2,975
*	Neiman Marcus Group 10.375% 10/15/15	10,000	6,700
	Pinnacle Entertainment
	8.25% 3/15/12	5,000	3,488
	8.75% 10/1/13	5,000	3,800
@#	Pokagon Gaming Authority 144A
	10.375% 6/15/14	14,000	12,810
	Ryland Group 6.875% 6/15/13	10,000	7,050
	Sally Holdings 10.50% 11/15/16	10,000	7,350
	Target 5.125% 1/15/13	150,000	137,218
*	Tenneco Automotive 8.625% 11/15/14	11,000	5,253
	Toll
	8.25% 2/1/11	10,000	8,700
	8.25% 12/1/11	5,000	4,275
@	Travelport 9.875% 9/1/14	10,000	4,800
	Wal-Mart Stores
	6.20% 4/15/38	232,000	200,888
	6.50% 8/15/37	55,000	49,519
			1,143,220
Consumer Non-Cyclical – 2.21%
@	ACCO Brands 7.625% 8/15/15	5,000	2,900
	Advanced Medical Optics 7.50% 5/1/17	10,000	6,650
	Alliance Imaging 7.25% 12/15/12	5,000	4,325
	Amgen 6.375% 6/1/37	450,000	364,674
	ARAMARK Services 8.50% 2/1/15	13,000	11,180
	AstraZeneca 5.90% 9/15/17	115,000	106,325
#	Bausch & Lomb 144A 9.875% 11/1/15	19,000	15,010
*	Chiquita Brands International 8.875% 12/1/15	10,000	7,425
	CHS/Community Health Systems 8.875% 7/15/15	10,000	8,425
	Constellation Brands 8.125% 1/15/12	18,000	16,290
	Cornell 10.75% 7/1/12	5,000	4,488

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
	Covidien International Finance
	6.00% 10/15/17	$218,000	$190,407
	6.55% 10/15/37	60,000	47,564
	Del Monte 6.75% 2/15/15	5,000	4,150
	Delhaize America 9.00% 4/15/31	141,000	125,223
	Diageo Capital 5.75% 10/23/17	165,000	142,086
#	Dr Pepper Snapple Group 144A 6.82% 5/1/18	375,000	328,869
	General Mills 5.65% 9/10/12	105,000	97,033
	GlaxoSmithKline Capital
	4.375% 4/15/14	65,000	59,218
	5.65% 5/15/18	240,000	213,067
	HCA 9.25% 11/15/16	30,000	25,575
•	HealthSouth 9.133% 6/15/14	10,000	8,550
	Iron Mountain
	6.625% 1/1/16	5,000	4,025
	8.00% 6/15/20	5,000	3,950
*	Jarden 7.50% 5/1/17	5,000	3,750
	Kraft Foods
	4.125% 11/12/09	85,000	83,989
	6.125% 2/1/18	300,000	257,470
	Lender Process Services 8.125% 7/1/16	5,000	4,300
	LVB Acquisition 10.00% 10/15/17	8,000	7,400
@	National Beef Packing 10.50% 8/1/11	5,000	4,275
	Pepsi Bottling Group 6.95% 3/15/14	290,000	296,705
	Quest Diagnostics 5.45% 11/1/15	180,000	145,876
	Select Medical 7.625% 2/1/15	10,000	6,300
@#	Seminole Indian Tribe of Florida 144A
	7.804% 10/1/20	5,000	4,373
	8.03% 10/1/20	5,000	4,428
	Tysons Foods 7.35% 4/1/16	5,000	3,729
	UnitedHealth Group 5.50% 11/15/12	230,000	203,326
	Visant Holding 8.75% 12/1/13	10,000	6,950
	Wyeth 5.50% 2/1/14	520,000	487,832
			3,318,112
Electric – 0.66%
	AES
	8.00% 10/15/17	10,000	7,750
	#144A 8.75% 5/15/13	16,000	14,640

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Electric (continued)
	Baltimore Gas & Electric 6.125% 7/1/13	$90,000	$81,931
	Columbus Southern Power 6.05% 5/1/18	70,000	58,347
	Commonwealth Edison 6.15% 9/15/17	145,000	123,598
	Detroit Edison 5.60% 6/15/18	85,000	72,212
	Edison Mission Energy 7.625% 5/15/27	7,000	4,585
	Florida Power 6.40% 6/15/38	115,000	101,478
	Illinois Power 6.125% 11/15/17	90,000	73,232
	Midwest Generation 8.30% 7/2/09	5,367	5,206
	Mirant North America 7.375% 12/31/13	10,000	8,788
	NRG Energy 7.375% 2/1/16	10,000	8,650
	Orion Power Holdings 12.00% 5/1/10	10,000	9,700
	PECO Energy 5.35% 3/1/18	60,000	49,484
#	Power Contract Financing 144A 6.256% 2/1/10	44,589	45,272
	PPL Electric Utilities 7.125% 11/30/13	130,000	132,931
	South Carolina Electric & Gas 6.50% 11/1/18	95,000	92,903
#	Texas Competitive Electric Holdings 144A
	10.25% 11/1/15	10,000	7,675
	Union Electric 6.70% 2/1/19	60,000	49,974
#	West Penn Power 144A 5.95% 12/15/17	55,000	44,541
			992,897
Energy – 1.13%
*	Baker Hughes 6.50% 11/15/13	110,000	110,233
	Canadian Natural Resources 6.00% 8/15/16	140,000	118,525
@	CGG Veritas 7.75% 5/15/17	10,000	6,750
	Chesapeake Energy 6.375% 6/15/15	8,000	6,180
	Complete Production Services 8.00% 12/15/16	5,000	3,425
	Compton Petroleum Finance 7.625% 12/1/13	20,000	11,700
@#	Connacher Oil & Gas 144A 10.25% 12/15/15	15,000	10,575
#	Copano Energy 144A 7.75% 6/1/18	5,000	3,475
	Duke Energy Indiana 6.35% 8/15/38	120,000	100,413
	El Paso 6.875% 6/15/14	15,000	12,014
	Enbridge Energy Partners 6.50% 4/15/18	95,000	79,257
	Energy Partners 9.75% 4/15/14	5,000	2,713
	Enterprise Products Operating
	6.30% 9/15/17	120,000	98,225
	6.50% 1/31/19	27,000	21,911

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
	Frontier Oil 8.50% 9/15/16	$5,000	$4,375
#	Helix Energy Solutions Group 144A 9.50% 1/15/16	10,000	6,450
#	Hilcorp Energy I 144A
	7.75% 11/1/15	10,000	7,150
	9.00% 6/1/16	5,000	3,675
	Key Energy Services 8.375% 12/1/14	10,000	7,450
	Mariner Energy 8.00% 5/15/17	10,000	5,950
	MarkWest Energy Partners 8.75% 4/15/18	10,000	7,250
	Massey Energy 6.875% 12/15/13	10,000	8,150
	Nexen 5.65% 5/15/17	105,000	83,518
	OPTI Canada
	7.875% 12/15/14	5,000	3,025
	8.25% 12/15/14	7,000	4,200
	Petro-Canada 6.05% 5/15/18	170,000	132,340
	PetroHawk Energy
	9.125% 7/15/13	10,000	7,750
	#144A 7.875% 6/1/15	5,000	3,413
@	Petroleum Development 12.00% 2/15/18	5,000	3,875
#	Plains All American Pipeline 144A 6.50% 5/1/18	175,000	129,698
	Plains Exploration & Production
	7.00% 3/15/17	10,000	6,600
	7.625% 6/1/18	5,000	3,300
	Range Resources 7.25% 5/1/18	5,000	4,063
	Suncor Energy
	5.95% 12/1/34	85,000	53,690
	6.85% 6/1/39	140,000	100,287
	Trans Canada Pipelines 7.25% 8/15/38	160,000	127,158
	Weatherford International
	5.95% 6/15/12	70,000	63,098
	6.00% 3/15/18	70,000	53,557
	6.35% 6/15/17	65,000	53,782
	Whiting Petroleum 7.25% 5/1/13	13,000	9,815
	Williams 7.50% 1/15/31	5,000	3,683
	XTO Energy
	5.50% 6/15/18	115,000	90,679
	6.75% 8/1/37	160,000	118,882
			1,692,259

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Finance Companies – 0.56%
@	Cardtronics 9.25% 8/15/13	$10,000	$7,900
	Caterpillar Financial Services 7.05% 10/1/18	125,000	118,180
	FTI Consulting 7.625% 6/15/13	20,000	19,150
	General Electric Capital
	5.625% 5/1/18	375,000	309,252
	5.875% 1/14/38	80,000	57,229
•#	ILFC E-Capital Trust II 144A 6.25% 12/21/65	100,000	32,405
	International Lease Finance
	5.35% 3/1/12	130,000	84,848
	5.875% 5/1/13	85,000	54,705
	6.625% 11/15/13	225,000	146,237
	Leucadia National 8.125% 9/15/15	6,000	5,340
@#	Nuveen Investments 144A 10.50% 11/15/15	15,000	4,125
			839,371
Insurance – 0.76%
•	Hartford Financial Services Group 8.125% 6/15/38	270,000	134,930
•#	Metlife Capital Trust X 144A 9.25% 4/8/38	400,000	249,396
#	Metropolitan Life Global Funding I 144A
	5.125% 4/10/13	115,000	102,899
∏@	Montpelier Re Holdings 6.125% 8/15/13	55,000	27,007
•#@w	Twin Reefs Pass Through Trust 144A
	5.294% 12/31/49	200,000	20,250
	UnitedHealth Group 5.80% 3/15/36	235,000	144,931
	Unitrin 6.00% 5/15/17	190,000	158,573
	WellPoint
	5.00% 1/15/11	175,000	172,647
	5.00% 12/15/14	142,000	122,738
			1,133,371
Natural Gas – 0.17%
	AmeriGas Partners 7.125% 5/20/16	9,000	6,683
	Dynegy Holdings 7.75% 6/1/19	16,000	10,800
@	Ferrellgas Finance Escrow 6.75% 5/1/14	5,000	3,575
	Inergy Finance 6.875% 12/15/14	15,000	11,175
	Kinder Morgan Energy Partners 6.95% 1/15/38	85,000	62,497
#	Ras Laffan Liquefied Natural Gas III 144A
	5.832% 9/30/16	165,000	151,053
	Regency Energy Partners 8.375% 12/15/13	7,000	5,355
			251,138

	Principal
	amount (U.S. $)	Value (U.S. $)
Corporate Bonds (continued)
Real Estate – 0.08%
Host Hotels & Resorts 7.125% 11/1/13	$10,000	$7,900
Regency Centers 5.875% 6/15/17	150,000	114,453
		122,353
Technology – 0.26%
• Freescale Semiconductor 6.694% 12/15/14	10,000	3,850
International Business Machines 6.50% 10/15/13	290,000	298,669
Sungard Data Systems
9.125% 8/15/13	10,000	8,350
10.25% 8/15/15	17,000	11,985
Xerox 5.50% 5/15/12	75,000	58,333
		381,187
Transportation – 0.01%
Hertz 8.875% 1/1/14	5,000	3,675
Seabulk International 9.50% 8/15/13	5,000	5,044
		8,719
Total Corporate Bonds (cost $21,192,107)		18,383,222

Foreign Agency – 0.09%
Republic of Korea – 0.09%
Korea Development Bank 5.30% 1/17/13	150,000	134,819
Total Foreign Agency (cost $150,929)		134,819

Municipal Bonds – 1.38%
California State 5.00% 2/1/33	120,000	108,296
California State University Systemwide Revenue
Series A 5.00% 11/1/30 (AMBAC)	115,000	107,576
Massachusetts’s Bay Transportation Authority
5.00% 7/1/19	55,000	57,259
New Jersey Economic Development Authority
Cigarette Tax Revenue 5.75% 6/15/29	220,000	171,664
New York State Urban Development Revenue (State
Personal Income Tax)
Series A-1 5.25% 3/15/34 (FGIC)	210,000	202,350

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Municipal Bonds (continued)
	North Texas Tollway Authority Revenue Refunding
	System (First tier system) Series A
	5.50% 1/1/18	$45,000	$45,676
	6.00% 1/1/19	20,000	20,711
	6.00% 1/1/20	110,000	112,478
	Oregon State Taxable Pension 5.892% 6/1/27	200,000	193,760
	Portland, Oregon Sewer System Revenue Refunding
	(First Lien) Series A 5.00% 6/15/18	200,000	208,093
	Texas Transportation Community Mobility
	5.00% 4/1/19	175,000	180,971
	Triborough, New York Bridge & Tunnel Authority
	Series A
	5.00% 11/15/18	150,000	156,347
	5.00% 11/15/19	145,000	148,938
	University of Texas Financing Authority Refunding
	Series A 5.25% 8/15/18	55,000	58,605
	West Virginia Asset-Backed Tobacco Settlement
	Finance Authority Series A 7.467% 6/1/47	215,000	184,588
	West Virginia Economic Development Authority
	Excess Lottery Revenue 5.37% 7/1/20 (MBIA)	100,000	91,154
Total Municipal Bonds (cost $2,213,867)			2,048,466

Non-Agency Asset-Backed Securities – 5.67%
•	Bank of America Credit Card Trust
	Series 2006-A10 A10 4.54% 2/15/12	1,000,000	962,214
	Series 2008-A5 A5 5.76% 12/16/13	320,000	288,210
	Series 2008-A7 A7 5.26% 12/15/14	100,000	84,749
#	Cabela’s Master Credit Card Trust 2008-1A A1
	144A 4.31% 12/16/13	250,000	230,060
	Capital Auto Receivables Asset Trust Series 2007-3
	A3A 5.02% 9/15/11	260,000	252,367
	Capital One Multi-Asset Execution Trust Series
	2007-A7 A7 5.75% 7/15/20	190,000	108,696
	Caterpillar Financial Asset Trust
	Series 2007-A A3A 5.34% 6/25/12	70,000	69,331
	Series 2008-A A3 4.94% 4/25/14	200,000	191,874
@#	Cendant Timeshare Receivables Funding Series
	2004-1A A1 144A 3.67% 5/20/16	45,402	40,034

		Principal
		amount (U.S. $)	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
	Chase Issuance Trust Series 2008-A9 A9
	4.26% 5/15/13	$150,000	$136,076
	Citibank Credit Card Issuance Trust
	Series 2007-A3 A3 6.15% 6/15/39	450,000	315,922
	•Series 2007-A6 A6 4.74% 7/12/12	2,000,000	1,850,951
	CNH Equipment Trust
	Series 2007-B A3A 5.40% 10/17/11	200,000	198,067
	Series 2008-A3 4.12% 5/15/12	60,000	57,344
	Series 2008-A3 4.93% 8/15/14	100,000	91,237
	Series 2008-B A3A 4.78% 7/16/12	100,000	96,860
@#	Countrywide Asset-Backed NIM Certificates Series
	2004-BC1 Note 144A 5.50% 4/25/35	89	0
	Daimler Chrysler Auto Trust Series 2008-B A3A
	4.71% 9/10/12	140,000	128,389
	Discover Card Master Trust
	Series 2007-A1 A1 5.65% 3/16/20	305,000	216,709
	Series 2008-A-4 A4 5.65% 12/15/15	425,000	358,252
@#	Dunkin Securitization Series 2006-1 A2 144A
	5.779% 6/20/31	390,000	327,960
	Ford Credit Auto Owner Trust Series 2007-B A3A
	5.15% 11/15/11	105,000	100,267
•@	GMAC Mortgage Loan Trust Series 2006-HE3 A2
	5.75% 10/25/36	45,000	36,181
•#	Golden Credit Card Trust Series 2008-3 A 144A
	5.56% 7/15/11	325,000	284,700
#	Harley-Davidson Motorcycle Trust Series 2006-1 A2
	144A 5.04% 10/15/12	77,906	77,672
	Hyundai Auto Receivables Trust
	Series 2007-A A3A 5.04% 1/17/12	70,000	68,910
	Series 2008-A A3 4.93% 12/17/12	115,000	105,547
	John Deere Owner Trust Series 2008-A A3
	4.18% 6/15/12	120,000	116,321
•	MBNA Credit Card Master Note Trust Series
	2005-A4 4.60% 11/15/12	95,000	88,088
•@	Merrill Lynch Mortgage Investors Series 2006-AR1
	A2C 3.419% 3/25/37	425,000	295,847

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
@	Mid-State Trust
	Series 11 A1 4.864% 7/15/38	$94,178	$86,932
	Series 2004-1 A 6.005% 8/15/37	46,628	41,970
	#Series 2006-1 A 144A 5.787% 10/15/40	72,923	68,548
∏@	Renaissance Home Equity Loan Trust Series 2007-2
	AF2 5.675% 6/25/37	95,000	81,682
•@	Residential Asset Securities Series 2006-KS3 AI3
	3.429% 4/25/36	765,000	651,923
	RSB Bondco Series 2007-A A2 5.72% 4/1/18	170,000	158,237
∏@	Structured Asset Securities Series 2001-SB1 A2
	3.375% 8/25/31	145,089	118,007
	World Omni Auto Receivables Trust Series 2008-A
	A3A 3.94% 1/15/11	110,000	103,987
Total Non-Agency Asset-Backed Securities
(	cost $9,628,096)		8,490,121

Non-Agency Collateralized Mortgage Obligations – 7.32%
@	American Home Mortgage Investment Trust Series
	2005-2 5A1 5.064% 9/25/35	201,702	145,754
•	ARM Trust Series 2005-10 3A11 5.415% 1/25/36	226,026	183,508
	Bank of America Alternative Loan Trust
	Series 2003-10 2A1 6.00% 12/25/33	298,968	262,905
	Series 2004-2 1A1 6.00% 3/25/34	228,548	182,696
	@Series 2005-3 2A1 5.50% 4/25/20	157,878	141,597
	@Series 2005-5 2CB1 6.00% 6/25/35	160,193	136,064
	@Series 2005-9 5A1 5.50% 10/25/20	172,887	155,058
•@	Bank of America Funding Series 2006-F 1A2
	5.176% 7/20/36	171,219	101,067
	Bank of America Mortgage Securities
	•@Series 2003-D 1A2 5.372% 5/25/33	831	829
	Series 2005-9 2A1 4.75% 10/25/20	250,022	224,395
@	Bear Stearns Asset-Backed Securities Trust Series
	2005-AC8 A5 5.50% 11/25/35	180,834	143,417
	Chase Mortgage Finance Series 2003-S8 A2 5.00%
	9/25/18	366,181	339,633
•@	Citigroup Mortgage Loan Trust Series 2007-AR5
	1AB 5.614% 4/25/37	226,886	166,197

		Principal
		amount (U.S. $)	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	Countrywide Alternative Loan Trust
	Series 2004-28CB 6A1 6.00% 1/25/35	$79,671	$67,670
	•Series 2004-J7 1A2 4.673% 8/25/34	9,986	9,698
	∏@•Series 2005-63 3A1 5.889% 11/25/35	271,281	159,562
	@Series 2006-2CB A3 5.50% 3/25/36	152,728	140,080
w	Countrywide Home Loan Mortgage Pass
	Through Trust
	•@Series 2004-12 1M 4.725% 8/25/34	612,390	336,398
	•@Series 2004-HYB4 M 4.583% 9/20/34	72,298	61,631
	Series 2005-23 A1 5.50% 11/25/35	311,914	273,608
	Series 2006-1 A2 6.00% 3/25/36	123,548	96,290
	@Series 2006-1 A3 6.00% 3/25/36	50,873	37,105
	@Series 2006-17 A5 6.00% 12/25/36	77,680	74,564
	∏•@Series 2006-HYB3 3A1A 6.063% 5/25/36	231,548	201,588
	Credit Suisse First Boston Mortgage Securities
	Series 2003-29 5A1 7.00% 12/25/33	59,378	52,420
	Series 2004-1 3A1 7.00% 2/25/34	34,716	30,647
	First Horizon Asset Securities
	Series 2003-5 1A17 8.00% 7/25/33	81,000	78,690
	•Series 2004-AR5 4A1 5.708% 10/25/34	163,953	125,520
	•Series 2007-AR2 1A1 5.848% 8/25/37	112,725	89,418
	•Series 2007-AR3 2A2 6.292% 11/25/37	397,774	305,513
•	GMAC Mortgage Loan Trust Series 2005-AR2 4A
	5.176% 5/25/35	212,560	165,382
#	GSMPS Mortgage Loan Trust 144A
	•Series 1998-3 A 7.75% 9/19/27	58,717	58,544
	•Series 1999-3 A 8.00% 8/19/29	89,260	98,011
	Series 2005-RP1 1A3 8.00% 1/25/35	108,996	110,310
	Series 2005-RP1 1A4 8.50% 1/25/35	51,392	52,860
@	GSR Mortgage Loan Trust Series 2006-1F 5A2
	6.00% 2/25/36	90,136	65,743
•	JPMorgan Mortgage Trust
	Series 2005-A1 4A1 4.777% 2/25/35	242,896	206,611
	Series 2005-A4 1A1 5.396% 7/25/35	267,008	220,066
	Series 2005-A6 1A2 5.140% 9/25/35	375,000	283,821
@	Lehman Mortgage Trust
	Series 2005-2 2A3 5.50% 12/25/35	158,924	144,499
	Series 2006-1 3A3 5.50% 2/25/36	204,095	190,368

Statement of net assets
Delaware Balanced Fund

		Principal
		amount (U.S. $)	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
	MASTR Alternative Loans Trust Series 2003-6 3A1
	8.00% 9/25/33	$28,569	$28,478
•	MASTR ARM Trust
	Series 2003-6 1A2 6.485% 12/25/33	41,675	38,331
	@Series 2005-1 B1 5.462% 3/25/35	261,910	154,436
	Series 2005-6 7A1 5.335% 6/25/35	159,084	126,156
#	MASTR Reperforming Loan Trust 144A
	Series 2005-1 1A5 8.00% 8/25/34	159,768	165,603
	Series 2005-2 1A4 8.00% 5/25/35	137,999	143,884
•@#	MASTR Specialized Loan Trust Series 2005-2 A2
	144A 5.006% 7/25/35	86,273	74,626
	Prime Mortgage Trust Series 2004-CL1 1A1
	6.00% 2/25/34	79,767	71,740
	Residential Asset Mortgage Products
	Series 2004-SL1 A3 7.00% 11/25/31	22,354	22,974
	Series 2004-SL4 A3 6.50% 7/25/32	99,396	85,823
	@Series 2005-SL1 A2 6.00% 5/25/32	118,820	113,733
•	Residential Funding Mortgage Securities I Series
	2006-SA3 3A1 6.035% 9/25/36	217,188	167,232
•	Structured ARM Mortgage Loan Trust
	Series 2004-18 5A 5.50% 12/25/34	163,221	138,000
	@Series 2005-22 4A2 5.371% 12/25/35	49,028	22,056
	@Series 2006-5 5A4 5.519% 6/25/36	103,186	49,037
	Structured Asset Securities
	•Series 2002-22H 1A 6.938% 11/25/32	49,843	45,381
	Series 2004-12H 1A 6.00% 5/25/34	171,256	154,619
	@•Series 2005-6 B2 5.339% 5/25/35	95,188	30,191
@w	Washington Mutual Alternative Mortgage Pass
	Through Certificates
	Series 2005-9 3CB 5.50% 10/25/20	228,464	193,481
	Series 2006-5 2CB3 6.00% 7/25/36	208,001	194,875
w	Washington Mutual Mortgage Pass Through
	Certificates
	Series 2004-CB3 4A 6.00% 10/25/19	256,323	237,659
	•@Series 2006-AR8 1A5 5.878% 8/25/46	41,151	19,847
	•@Series 2006-AR8 2A3 6.127% 8/25/36	27,519	13,835
	•Series 2006-AR10 1A1 5.930% 9/25/36	210,393	155,271
	•Series 2006-AR14 1A4 5.640% 11/25/36	220,808	162,809
	•Series 2007-HY3 4A1 5.349% 3/25/37	435,227	318,928

	Principal
	amount (U.S. $)	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage-Backed Securities Trust
•Series 2004-T A1 4.933% 9/25/34	$45,546	$37,636
@Series 2005-12 1A7 5.50% 11/25/35	338,125	289,836
@Series 2005-17 1A2 5.50% 1/25/36	266,398	228,353
•@Series 2005-AR16 6A4 5.001% 10/25/35	273,127	170,093
Series 2006-2 3A1 5.75% 3/25/36	474,393	344,974
@Series 2006-4 2A3 5.75% 4/25/36	99,319	61,361
•Series 2006-AR6 7A1 5.112% 3/25/36	469,448	385,590
•Series 2006-AR10 5A1 5.590% 7/25/36	205,559	152,286
•@Series 2006-AR11 A7 5.510% 8/25/36	245,015	125,476
•@Series 2006-AR12 1A2 6.030% 9/25/36	119,413	70,377
Series 2007-8 2A6 6.00% 7/25/37	65,000	55,625
Series 2007-13 A7 6.00% 9/25/37	241,009	197,477
Total Non-Agency Collateralized Mortgage
Obligations (cost $13,824,930)		10,967,826

U.S. Treasury Obligations – 2.18%
U.S. Treasury Inflation Index Notes
¥*1.625% 1/15/15	1,049,981	919,390
3.00% 7/15/12	219,359	213,995
* U.S. Treasury Notes
3.125% 9/30/13	1,085,000	1,102,971
4.00% 8/15/18	850,000	851,395
4.375% 2/15/38	175,000	175,574
Total U.S. Treasury Obligations (cost $3,428,042)		3,263,325

Repurchase Agreement** – 0.17%
BNP Paribas 0.10%, dated 10/31/08, to be
repurchased on 11/3/08, repurchase price
$254,002 (collateralized by U.S. Government
obligations, 4.875%, 6/4/09 - 8/15/09; with
market value $259,436)	254,000	254,000
Total Repurchase Agreement (cost $254,000)		254,000

Total Value of Securities Before Securities Lending
Collateral – 100.19% (cost $176,224,907)		150,099,063

Statement of net assets
Delaware Balanced Fund

	Number of shares	Value (U.S. $)
Securities Lending Collateral*** – 3.64%
Investment Companies
Mellon GSL DBT II Collateral Fund	5,593,477	$5,454,759
Mellon GSL DBT II Liquidation Trust	50,338	2,718
Total Securities Lending Collateral (cost $5,643,815)		5,457,477

Total Value of Securities – 103.83%
(cost $181,868,722)		155,556,540 ©
Obligation to Return Securities
Lending Collateral*** – (3.77%)		(5,643,815)
Liabilities Net of Receivables and
Other Assets – (0.06%)		(91,140)
Net Assets Applicable to 11,205,913
Shares Outstanding – 100.00%		$149,821,585

Net Asset Value – Delaware Balanced Fund Class A
($140,004,058 / 10,471,912 Shares)		$13.37
Net Asset Value – Delaware Balanced Fund Class B
($4,692,295 / 350,654 Shares)		$13.38
Net Asset Value – Delaware Balanced Fund Class C
($3,519,851 / 263,346 Shares)		$13.37
Net Asset Value – Delaware Balanced Fund Class R
($224,999 / 16,853 Shares)		$13.35
Net Asset Value – Delaware Balanced Fund
Institutional Class ($1,380,382 / 103,148 Shares)		$13.38

Components of Net Assets at October 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)		$216,211,067
Undistributed net investment income		1,228,951
Accumulated net realized loss on investments		(41,384,345)
Net unrealized depreciation of investments and foreign currencies		(26,234,088)
Total net assets		$149,821,585

*	Fully or partially on loan.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of October 31, 2008.
w	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At October 31, 2008, the aggregate amount of Rule 144A securities was $5,128,852, which represented 3.42% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
‡	Non income producing security. Security is currently in default.
Ω	Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
¥	Fully or partially pledged as collateral for financial futures contracts.
**	See Note 1 in “Notes to financial statements.”
***	See Note 11 in “Notes to financial statements.”
©	Includes $6,591,132 of securities loaned.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At October 31, 2008, the aggregate amount of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
@	Illiquid security. At October 31, 2008, the aggregate amount of illiquid securities was $7,283,144, which represented 4.86% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”
∏	Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At October 31, 2008, the aggregate amount of restricted securities was $719,712 or 0.48% of the Fund’s net assets. See Note 12 in “Notes to financial statements.”

Statement of net assets
Delaware Balanced Fund

Summary of Abbreviations:
AMBAC — Insured by the AMBAC Assurance Corporation
ARM — Adjustable Rate Mortgage
CDS — Credit Default Swap
FGIC — Insured by the Financial Guaranty Insurance Company
GNMA — Government National Mortgage Association
GSMPS — Goldman Sachs Reperforming Mortgage Securities
MASTR — Mortgage Asset Securitization Transactions, Inc.
MBIA — Insured by the Municipal Bond Insurance Association
NIM — Net Interest Margin
RSB — Rate Stabilization Bonds
S.F. — Single Family
TBA — To be announced
yr — Year

Net Asset Value and Offering Price per Share –
Delaware Balanced Fund
Net asset value Class A (A)	$13.37
Sales charge (5.75% of offering price) (B)	0.82
Offering price	$14.19

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchase of $50,000 or more.

The following financial futures contracts and swap contracts were outstanding at October 31, 2008:

Financial Futures Contracts1

				Unrealized
Contracts to Deliver	Notional Proceeds	Notional Value	Expiration Date	Appreciation
(6) U.S. Treasury 5 yr Notes	$(682,296)	$(679,547)	12/31/08	$ 2,749
(18) U.S. Treasury 10 yr Note	(2,070,519)	(2,035,406)	12/31/08	35,113
(6) U.S. Treasury Long Bond	(703,502)	(678,750)	12/31/08	24,752
				$62,614

Swap Contracts2
Credit Default Swap Contracts
		Annual		Unrealized
Swap Counterparty &	Notional	Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Citigroup Global Markets
CenturyTel 5 yr CDS	$230,000	1.71%	9/20/13	$ (1,119)
Hartford Financial CDS	77,000	4.30%	12/20/13	4,815
Hartford Financial CDS	77,000	4.95%	12/20/13	2,988
Goldman Sachs
Kraft Food 10 yr CDS	300,000	0.77%	12/20/17	8,796
JPMorgan Chase Bank
Embarq 6yr CDS	80,000	2.60%	9/20/14	(2,868)
Embarq 7 yr CDS	75,000	0.77%	9/20/14	4,127
Hartford Financial CDS	77,000	5.20%	12/20/13	2,285
Hartford Financial CDS	38,500	7.00%	12/20/13	(1,386)
Total	$954,500			$17,638

The use of financial futures contracts and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 8 in “Notes to financial statements.”
2See Note 10 in “Notes to financial statements.”

See accompanying notes

Statement of operations
Delaware Balanced Fund	Year Ended October 31, 2008

Investment Income:
Dividends	$3,598,022
Interest	4,390,109
Securities lending income	101,616	$8,089,747

Expenses:
Management fees	1,297,419
Distribution expenses – Class A	488,887
Distribution expenses – Class B	80,171
Distribution expenses – Class C	44,862
Distribution expenses – Class R	1,514
Dividend disbursing and transfer agent fees and expenses	383,396
Accounting and administration expenses	79,841
Registration fees	74,863
Reports and statements to shareholders	49,046
Legal fees	48,352
Pricing fees	28,942
Audit and taxes	24,101
Trustees’ fees	11,198
Custodian fees	7,797
Insurance fees	5,363
Consulting fees	2,903
Dues and services	2,849
Trustees’ expenses	1,054
Taxes (other than taxes on income)	932	2,633,490
Less waived distribution expenses – Class A		(74,151)
Less waived distribution expenses – Class R		(252)
Less expense paid indirectly		(3,956)
Total operating expenses		2,555,131
Net Investment Income		5,534,616

Net Realized and Unrealized Gain (Loss) on Investments
and Foreign Currencies:
Net realized gain (loss) on:
Investments	(16,160,422)
Foreign currencies	(3,620)
Future contracts	347,658
Written options	206,466
Swap contracts	540,157
Net realized loss	(15,069,761)
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(51,139,495)
Net Realized and Unrealized Loss on Investments and
Foreign Currencies	(66,209,256)

Net Decrease in Net Assets Resulting from Operations	$(60,674,640)

See accompanying notes

Statements of changes in net assets
Delaware Balanced Fund

	Year Ended
	10/31/08	10/31/07
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,534,616	$5,777,336
Net realized gain (loss) on investments and
foreign currencies	(15,069,761)	8,282,891
Net change in unrealized appreciation/depreciation of
investments and foreign currencies	(51,139,495)	1,507,367
Net increase (decrease) in net assets resulting
from operations	(60,674,640)	15,567,594

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(5,463,281)	(6,159,676)
Class B	(169,852)	(311,119)
Class C	(94,865)	(108,722)
Class R	(5,976)	(4,221)
Institutional Class	(59,912)	(67,401)
	(5,793,886)	(6,651,139)

Capital Share Transactions:
Proceeds from shares sold:
Class A	5,711,213	10,144,397
Class B	327,711	1,333,642
Class C	1,410,966	850,890
Class R	170,760	24,169
Institutional Class	113,407	349,627

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,036,694	4,491,222
Class B	159,920	294,851
Class C	90,401	102,923
Class R	5,975	4,221
Institutional Class	59,874	66,935
	12,086,921	17,662,877

	Year Ended
	10/31/08	10/31/07
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(24,333,944)	$(25,394,942)
Class B	(4,818,451)	(8,775,687)
Class C	(1,700,488)	(1,295,578)
Class R	(48,343)	(8,015)
Institutional Class	(485,327)	(254,535)
	(31,386,553)	(35,728,757)
Decrease in net assets derived from capital share transactions	(19,299,632)	(18,065,880)
Net Decrease in Net Assets	(85,768,158)	(9,149,425)

Net Assets:
Beginning of year	235,589,743	244,739,168
End of year (including undistributed
net investment income of $1,228,951
and $1,476,780, respectively)	$149,821,585	$235,589,743

See accompanying notes

Financial highlights
Delaware Balanced Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflect a waiver by the distributor. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
$19.030	$18.350	$16.290	$15.630	$15.060

0.474	0.459	0.422	0.342	0.190
(5.640)	0.746	2.105	0.580	0.592
(5.166)	1.205	2.527	0.922	0.782

(0.494)	(0.525)	(0.467)	(0.262)	(0.212)
(0.494)	(0.525)	(0.467)	(0.262)	(0.212)

$13.370	$19.030	$18.350	$16.290	$15.630

(27.68% )	6.63%	15.80%	5.91%	5.28%

$140,004	$216,284	$219,048	$214,273	$232,351
1.23%	1.19%	1.20%	1.20%	1.27%

1.26%	1.22%	1.24%	1.24%	1.31%
2.83%	2.43%	2.48%	2.12%	1.23%

2.80%	2.40%	2.44%	2.08%	1.19%
132%	132%	128%	203%	244%

Financial highlights
Delaware Balanced Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Year Ended
10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
$19.030	$18.360	$16.300	$15.630	$15.060

0.342	0.311	0.288	0.214	0.067
(5.639)	0.738	2.106	0.582	0.594
(5.297)	1.049	2.394	0.796	0.661

(0.353)	(0.379)	(0.334)	(0.126)	(0.091)
(0.353)	(0.379)	(0.334)	(0.126)	(0.091)

$13.380	$19.030	$18.360	$16.300	$15.630

(28.23% )	5.75%	14.89%	5.10%	4.40%

$4,692	$11,569	$18,075	$20,658	$26,254
2.01%	1.97%	1.99%	1.98%	2.07%
2.05%	1.65%	1.69%	1.33%	0.43%
132%	132%	128%	203%	244%

Financial highlights
Delaware Balanced Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

Year Ended
10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
$19.010	$18.340	$16.280	$15.620	$15.040

0.343	0.311	0.288	0.215	0.067
(5.630)	0.738	2.106	0.571	0.604
(5.287)	1.049	2.394	0.786	0.671

(0.353)	(0.379)	(0.334)	(0.126)	(0.091)
(0.353)	(0.379)	(0.334)	(0.126)	(0.091)

$13.370	$19.010	$18.340	$16.280	$15.620

(28.21% )	5.76%	14.91%	5.03%	4.47%

$3,520	$5,228	$5,377	$5,638	$7,518
2.01%	1.97%	1.99%	1.98%	2.07%
2.05%	1.65%	1.69%	1.33%	0.43%
132%	132%	128%	203%	244%

Financial highlights
Delaware Balanced Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.

[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the distributor, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Year Ended
10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
$18.990	$18.320	$16.270	$15.600	$15.030

0.428	0.406	0.373	0.283	0.131
(5.625)	0.736	2.098	0.577	0.598
(5.197)	1.142	2.471	0.860	0.729

(0.443)	(0.472)	(0.421)	(0.190)	(0.159)
(0.443)	(0.472)	(0.421)	(0.190)	(0.159)

$13.350	$18.990	$18.320	$16.270	$15.600

(27.89% )	6.34%	15.44%	5.52%	4.87%

$225	$181	$155	$5	$3
1.51%	1.47%	1.49%	1.56%	1.66%

1.61%	1.57%	1.59%	1.58%	1.66%
2.55%	2.15%	2.19%	1.75%	0.83%

2.45%	2.05%	2.09%	1.73%	0.83%
132%	132%	128%	203%	244%

Financial highlights
Delaware Balanced Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[1]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Total dividends and distributions

Net asset value, end of period

Total return[2]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of net investment income to average net assets
Portfolio turnover

[1] The average shares outstanding method has been applied for per share information.
[2] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

See accompanying notes

Year Ended
10/31/08	10/31/07	10/31/06	10/31/05	10/31/04
$19.050	$18.370	$16.310	$15.640	$15.070

0.512	0.500	0.458	0.377	0.223
(5.647)	0.745	2.107	0.576	0.601
(5.135)	1.245	2.565	0.953	0.824

(0.535)	(0.565)	(0.505)	(0.283)	(0.254)
(0.535)	(0.565)	(0.505)	(0.283)	(0.254)

$13.380	$19.050	$18.370	$16.310	$15.640

(27.53% )	6.85%	16.04%	6.11%	5.49%

$1,381	$2,328	$2,084	$3,507	$3,664
1.01%	0.97%	0.99%	0.98%	1.06%
3.05%	2.65%	2.69%	2.33%	1.43%
132%	132%	128%	203%	244%

Notes to financial statements
Delaware Balanced Fund	October 31, 2008

Delaware Group Equity Funds I (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Balanced Fund and Delaware Mid Cap Value Fund. These financial statements and related notes pertain to the Delaware Balanced Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek a balance of capital appreciation, income and preservation of capital.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment Companies are valued at net asset value per share. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and asked prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that pronouncements, aftermarket trading or new events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective April 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Notes to financial statements
Delaware Balanced Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Withholding taxes on foreign interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the year ended October 31, 2008, the Fund was charged $9,980 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses.

The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on June 1, 1992. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above.

DDLP has contracted to limit distribution and service fees through February 28, 2009 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. The contractual waiver for Class A shares is applied to the shares of the Fund that were acquired on or after June 1, 1992 in calculating the applicable 12b-1 fee rate.

Notes to financial statements
Delaware Balanced Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

At October 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$83,658
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	31,783
Distribution fee payable to DDLP	33,355
Other expenses payable to DMC and affiliates*	21,882

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the year ended October 31, 2008, the Fund was charged $13,609 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the year ended October 31, 2008, DDLP earned $10,348 for commissions on sales of the Fund’s Class A shares. For the year ended October 31, 2008, DDLP received gross CDSC commissions of $356, $7,450 and $695 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the year ended October 31, 2008, the Fund made purchases of $176,844,530 and sales of $188,890,151 of investment securities other than long-term U.S. government securities and short-term investments. For the year ended October 31, 2008, the Fund made purchases of $81,260,597 and sales of $86,170,484 of long-term U.S. government securities.

At October 31, 2008, the cost of investments for federal income tax purposes was $ 182,299,877. At October 31, 2008, net unrealized depreciation was $ 26,743,337 of which $3,288,978 related to unrealized appreciation of investments and $ 30,032,315 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net gains on foreign currency transactions and net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended October 31, 2008 and 2007 was as follows:

	Year Ended
	10/31/08	10/31/07
Ordinary income	$5,793,886	$6,651,139

5. Components of Net Assets on a Tax Basis

As of October 31, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$216,211,067
Undistributed ordinary income	1,244,447
Capital loss carryforwards	(40,890,576)
Unrealized depreciation of investments, swap
contracts and foreign currencies	(26,743,353)
Net assets	$149,821,585

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market on financial futures contracts, tax treatment of CDS contracts, and tax treatment of market discount and premium on debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions, market discount and premium on certain debt instruments, paydowns of mortgage- and asset-backed securities, defaulted bonds and CDS contracts. Results of operations and net assets were not affected by these reclassifications. For the year ended October 31, 2008, the Fund recorded the following reclassifications:

Undistributed net investment income	$11,441
Accumulated net realized loss	(11,441)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2008 will expire as follows: $19,869,864 expires in 2010 and $5,781,908 expires in 2011 and $15,238,804 expires in 2016.

Notes to financial statements
Delaware Balanced Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Year Ended
	10/31/08	10/31/07
Shares sold:
Class A	335,374	535,462
Class B	19,077	70,661
Class C	87,301	45,167
Class R	9,845	1,283
Institutional Class	6,549	18,723

Shares issued upon reinvestment of dividends and distributions:
Class A	236,303	239,062
Class B	9,211	15,722
Class C	5,253	5,488
Class R	355	225
Institutional Class	3,503	3,557
	712,771	935,350

Shares repurchased:
Class A	(1,467,738)	(1,342,538)
Class B	(285,535)	(462,993)
Class C	(104,208)	(68,865)
Class R	(2,879)	(429)
Institutional Class	(29,129)	(13,493)
	(1,889,489)	(1,888,318)
Net decrease	(1,176,718)	(952,968)

For the year ended October 31, 2008 and the year ended October 31, 2007, 124,548 Class B shares were converted to 124,449 Class A shares valued at $2,141,466 and 225,912 Class B shares were converted to 225,763 Class A shares valued at $4,291,260, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), was a participant in a $225,000,000 revolving line of credit with the Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2008, or at any time during the year then ended. The agreement expired on November 18, 2008.

7. Line of Credit (continued)

Effective as of November 18, 2008, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement as amended is to be used as described above and operates in substantially the same manner as the original agreement. The agreement as amended expires on November 17, 2009.

8. Financial Futures Contracts

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into financial futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

9. Written Options

During the year ended October 31, 2008, the Fund entered into options contracts in accordance with its investment objectives. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the year ended October 31, 2008 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at October 31, 2007	––	$––
Options written	495	321,096
Options expired	(149)	(100,047)
Options terminated in closing purchase transactions	(346)	(221,049)
Options outstanding at October 31, 2008	—	$—

Notes to financial statements
Delaware Balanced Fund

10. Swap Contracts

The Fund may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Fund may use interest rate swaps to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Fund invests in, such as the corporate bond market. The Fund may also use index swaps as a substitute for futures or options contracts if such contracts are not directly available to the Fund on favorable terms. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Fund from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Fund receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Fund’s sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the year ended October 31, 2008, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the year ended October 31, 2008, the Fund did not enter into any CDS contracts as a seller of protection.

Credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit default swaps are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statements of net assets.

11. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended October 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent,

Notes to financial statements
Delaware Balanced Fund

11. Securities Lending (continued)

realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At October 31 2008, the value of the securities on loan was $6,591,132, for which the Fund received collateral, comprised of non-cash collateral valued at $1,150,976, and cash collateral of $ 5,643,815. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

12. Credit and Market Risk

The Fund may invest in high yield fixed income securities, which carry ratings of BB or lower by S&P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

12. Credit and Market Risk (continued)

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statements of net assets.

13. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

14. Tax Information (Unaudited)

The information set forth below is for the Fund’s fiscal year as required by federal tax laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended October 31, 2008, the Fund designates distributions paid during the year as follows:

(A) Long-Term Capital Gains Distributions (Tax Basis)	—
(B) Ordinary Income Distributions (Tax Basis)*	100%
(C) Total Distributions (Tax Basis)	100%
(D) Qualifying Dividends[1]	61%

(A) and (B) are based on a percentage of the Fund’s total distributions.

1 Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

*For the fiscal year ended October 31, 2008, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate up to a maximum amount of $3,370,047 to be taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2008 Form 1099-DIV.

*For the fiscal year ended October 31, 2008, certain ordinary income paid by the Funds, determined to be Qualified Interest Income may be subject to relief from U.S. withholding for foreign shareholders, as provided by the American Jobs Creation Act of 2004. For the fiscal year ended October 31 2008, the Fund has designated a maximum Qualified Interest Income distribution of $2,985,950.

Notes to financial statements
Delaware Balanced Fund

15. Fund Merger (Unaudited)

On November 19, 2008, the Fund’s Board of Trustees approved a proposal to reorganize the Fund with and into Delaware Moderate Allocation Portfolio.

Effective as of the close of business on December 8, 2008, the Fund was closed to new investors. The Fund will continue to accept purchases from existing shareholders (including reinvested dividends or capital gains) until the last business day before the proposed reorganization. If approved, the reorganization is expected to take place in April 2009.

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds I — Delaware Balanced Fund

We have audited the accompanying statement of net assets of Delaware Balanced Fund (one of the series constituting Delaware Group Equity Funds I) (the “Fund”) as of October 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Balanced Fund of Delaware Group Equity Funds I at October 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 17, 2008

Other Fund information
(Unaudited)
Delaware Balanced Fund

Board Consideration of Delaware Balanced Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Balanced Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed the Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with Counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies, under separate headings, the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent And Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware Investments fund for the same class of shares in another Delaware Investments fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware Investments funds and the privilege to combine holdings in other Delaware Investments funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/ best performing 25% of funds in the Performance Universe make up the first quartile; the next 25%, the second quartile; the next 25%, the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all mixed asset target allocation funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one- and ten-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the third quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. In evaluating the Fund’s performance, the Board also noted the relative performance decline compared to last year. Nonetheless, the Board considered certain personnel changes that took place in 2007, including the hiring of a new head of the equity department. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Other Fund information
(Unaudited)
Delaware Balanced Fund

Board Consideration of Delaware Balanced Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the second lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflect operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. Although the Fund has not reached a size at which it can take advantage of breakpoints, the Board recognized that the fee was structured so that when the Fund grows, economies of scale may be shared.

Fund management

Thomas H. Chow, CFA
Senior Vice President, Senior Portfolio Manager
Thomas H. Chow is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. His experience includes significant exposure to asset liability management strategies and credit risk opportunities. Prior to joining Delaware Investments in 2001, he was a trader of high grade and high yield securities, and was involved in the portfolio management of collateralized bond obligations (CBOs) and insurance portfolios at SunAmerica/AIG from 1997 to 2001. Before that, he was an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

D. Tysen Nutt Jr.
Senior Vice President, Senior Portfolio Manager, Team Leader — Large-Cap Value Focus Equity
D. Tysen Nutt Jr. joined Delaware Investments in 2004 as senior vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Before joining the firm, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers (MLIM), where he managed mutual funds and separate accounts for institutions and private clients. He departed MLIM as a managing director. Prior to joining MLIM in 1994, Nutt was with Van Deventer & Hoch (V&H) where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Other Fund information
(Unaudited)
Delaware Balanced Fund

Anthony A. Lombardi, CFA
Vice President, Senior Portfolio Manager
Anthony A. Lombardi joined Delaware Investments in 2004 as a vice president and senior portfolio manager for the firm’s Large-Cap Value Focus strategy. Previously, Lombardi worked at Merrill Lynch Investment Managers from 1998 to 2004, where he rose to the position of director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. Prior to that, he worked at Dean Witter Reynolds for seven years as a sell-side equity research analyst, and he began his career as an investment analyst with Crossland Savings in 1989. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA with a concentration in finance. He is a member of the New York Society of Security Analysts and the CFA Institute.

Kevin P. Loome, CFA
Senior Vice President, Senior Portfolio Manager, Head of High Yield Investments
Kevin P. Loome is head of the High Yield fixed income team, responsible for portfolio construction and strategic asset allocation of all high yield fixed income assets. Prior to joining Delaware Investments in August 2007, Loome spent 11 years at T. Rowe Price, starting as an analyst and leaving the firm as a portfolio manager. He began his career with Morgan Stanley as a corporate finance analyst in the New York and London offices. Loome received his bachelor’s degree in commerce from the University of Virginia and earned an MBA from the Tuck School of Business at Dartmouth.

Nikhil G. Lalvani, CFA
Vice President, Portfolio Manager
Nikhil G. Lalvani is a portfolio manager with the firm’s Large-Cap Value Focus team. At Delaware Investments, Lalvani has served as both a fundamental and quantitative analyst. Prior to joining the firm in 1997, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University and is a member of the CFA Society of Philadelphia.

Roger A. Early, CPA, CFA, CFP
Senior Vice President, Senior Portfolio Manager
Roger A. Early is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He rejoined Delaware Investments in March 2007. During his previous tenure at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. Early most recently worked at Chartwell Investment Partners, where he served as a senior portfolio manager in fixed income from 2003 to 2007. He also worked at Turner Investments from 2002 to 2003, where he served as chief investment officer for fixed income, and Rittenhouse Financial from 2001 to 2002. He started his career in Pittsburgh, leaving to join Delaware Investments in 1994 after 10 years at Federated Investors. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh, and he is a member of the CFA Society of Philadelphia.

Paul Grillo, CFA
Senior Vice President, Senior Portfolio Manager
Paul Grillo is a member of the firm’s taxable fixed income portfolio management team with primary responsibility for portfolio construction and strategic asset allocation. He joined Delaware Investments in 1992, and also serves as a mortgage-backed and asset-backed securities analyst. Previously, he served as a mortgage strategist and trader at Dreyfus Corporation. He also worked as a mortgage strategist and portfolio manager at Chemical Investment Group and as a financial analyst at Chemical Bank. Grillo holds a bachelor’s degree in business management from North Carolina State University and an MBA with a concentration in finance from Pace University.

Robert A. Vogel Jr., CFA
Vice President, Senior Portfolio Manager
Robert A. Vogel Jr. joined Delaware Investments in 2004 as a vice president, senior portfolio manager for the firm’s Large-Cap Value Focus strategy. He previously worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola College in Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania, and he is a member of the New York Society of Security Analysts and the CFA Society of Philadelphia.

Nashira S. Wynn
Vice President, Portfolio Manager
Nashira S. Wynn is a portfolio manager with the firm’s Large-Cap Value Focus team. Prior to joining Delaware Investments in 2004, she was an equity research analyst for Merrill Lynch Investment Managers, starting there in July 2001. Wynn earned a bachelor’s degree in finance, with a minor in economics, from The College of New Jersey, and she attended England’s Oxford University as a Presidential Scholar.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	84	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	84	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of Investment
(January 1984–March 2004)		Committee
The Haverford School
(2002–Present)

Chairman of
Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society
(February 2006–Present)

President	84	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
Director
Executive Vice President		Allied Barton
University of Pennsylvania		Security Holdings
(April 1995–June 2002)

Founder and	84	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	84	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	84	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	84	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Chair of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	84	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	84	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director and Audit
Founder		Committee Member
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	84	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	84	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	84	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	84	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

About the organization

This annual report is for the information of Delaware Balanced Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Balanced Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Annual report

Delaware Mid Cap Value Fund

October 31, 2008

Value equity mutual fund

Table of contents

Portfolio management review	1

Performance summary	5

Disclosure of Fund expenses	8

Sector allocation and top 10 holdings	10

Statement of net assets	12

Statement of operations	17

Statements of changes in net assets	18

Financial highlights	20

Notes to financial statements	22

Report of independent registered public accounting firm	29

Other Fund information	30

Board of trustees/directors and officers addendum	32

About the organization	40

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

All third-party trademarks cited are the property of their respective owners.

Portfolio management review
Delaware Mid Cap Value Fund	Nov. 11, 2008

The managers of Delaware Mid Cap Value Fund provided the answers to the questions below as a review of the Fund’s activities for the period from the Fund’s inception on Feb. 1, 2008, through Oct. 31, 2008.

How would you describe the economic and stock market environment for the Fund’s fiscal period?

The period from the inception of Delaware Mid Cap Value Fund on Feb. 1, 2008, to the end of the fiscal period on Oct. 31, 2008, was a particularly difficult one. Throughout the period, deteriorating credit quality, a byproduct of the mortgage-lending crisis, led to asset write-downs by large financial institutions and dimmed the prospects for continued economic expansion in the United States.

Challenges posed to consumer spending by surging energy prices, declining home values, and tighter lending standards also contributed to heightened investor anxiety and pressured the stock market. Overseas markets struggled as well, as unease regarding the quality of lending collateral spread beyond the U.S.

Troubles stemming from housing and mortgages seemed to climax in March with the bailout of Bear Stearns by J.P. Morgan, with assistance from the Federal Reserve. But despite some optimism at times during the spring of 2008, fundamental economic weakness continued to depress stocks, with the financials sector continuing to lead a general market decline.

By September, increasing signs of distress in the credit markets culminated in a series of takeovers and failures in the U.S. and abroad, among some of the largest financial institutions. Further deterioration among residential mortgages and other loan types weakened the balance sheets of banks, brokers, and insurance companies. With financial institutions becoming ever more reluctant to lend to one another, sources of private capital all but disappeared.

On Sept. 29, the Dow Jones Industrial Average experienced the steepest single-day point decline in its history after Congress failed to reach an agreement designed to recapitalize U.S. banks and financial institutions.

Within days, the federal government approved a $700 billion financial bailout plan designed to stabilize the U.S. financial system. It also announced a series of dramatic steps, including plans to purchase preferred equity shares of the nation’s largest banks. Despite these steps, the credit markets remained almost frozen, and stock markets continued to decline sharply during most of October 2008. In the fiscal period’s final week, the Dow fell to just above 8,000 — a level not seen since 2003 — before closing out the month on a more encouraging note with several strong days of performance.

How did Delaware Mid Cap Value Fund perform during the fiscal period ending Oct. 31, 2008?

The Fund had nine months of performance for the fiscal period, as of Oct. 31, 2008. For the nine-month period, Delaware Mid Cap Value Fund returned -30.35% at net asset value and -34.37% at maximum offer price (returns are for Class A shares with all distributions reinvested). By comparison, during the same period the Fund’s benchmark, the Russell Midcap Value Index, returned -31.58%. For the complete, annualized performance of Delaware Mid Cap Value Fund, please see the table on page 5.

The views expressed are current as of the date of this report and are subject to change.
Data for this portfolio management review were provided by Bloomberg unless otherwise noted.

1

Portfolio management review
Delaware Mid Cap Value Fund

What factors affected the performance of the Fund and the market during this fiscal period?

In many ways, the period was representative of a market where there were few places for investors to avoid unusually low performance, all sectors of the benchmark index were in negative territory, and mid-cap stocks generally felt the pain of an extremely tight lending environment. On balance, the defensive sectors, which are generally less vulnerable to market volatility, performed less poorly. Utilities and consumer staples, for example, were down 23%, compared to the 39% decline in mid-cap value financials.

A hallmark of our investment style is free cash flow. This is an emphasis that we believe is well-suited to small- and mid-sized stocks, and we believe it helps us identify quality investment opportunities in any environment. Particularly in the several years prior to the launch of the Fund, cash flows had been a real key to performance in the mid-cap market and had frequently benefited shareholders. The market for mid-cap stocks benefited significantly from private equity investments and from mergers and acquisitions for several years, often in sectors such as basic industry and capital spending. Such activity had slowed in early 2008 and had essentially come to a stop by the time when we launched Delaware Mid Cap Value Fund on Feb. 1, 2008.

Also noteworthy was the effect of falling commodity prices on energy sector stocks, basic industry, and the capital spending sector. Oil and gas prices were the primary cause of negative performance in the energy sector. Declines in other commodities, such as steel, copper, lead, zinc, and gold, also had an effect on the basic industries sector. Returns for many commodities companies depended on pricing power. Although the energy sector maintained the ability to price products as companies felt appropriate during the first part of 2008, falling prices affected demand later in the fiscal year. In the capital spending sector, the decline in prices led capital-intensive firms, such as refineries or steel plants, to scale back on plant improvements and construction. That, in turn, hurt firms that typically provide capital or rely on capital spending to build facilities.

What holdings detracted from the Fund’s fiscal year performance?

Within financial services, life insurance company Protective Life was one of the Fund’s primary detractors. The company’s stock was affected negatively in October during one of the market’s weakest stretches. We sold Protective Life just prior to the end of the fiscal period, in favor of other opportunities.

Another significant detractor was oil and gas exploration company Newfield Exploration. The stock was hurt by a decline in the price of natural gas during the period as falling prices for both oil and natural gas trimmed the earnings outlooks for many energy companies. We owned the stock based on the strength of its in-the-ground assets and still maintained a position at period end because we believed those assets were attractively priced when viewed with a long-term outlook. We do expect the company’s earnings to face further headwinds in the near term, however. If natural gas prices were to fall further, we would more closely monitor our position.

Service Corporation International, among North America’s largest providers of funeral services, also hurt performance. Although this public company operates in a noncyclical business (one

2

that doesn’t fluctuate with market cycles), one perception among some investors was that the company’s financing model would be pressured in an extremely weak stock market. Although a lower equity valuation could indeed pressure the company at some point, our belief was that the stock may have been oversold but that its basic business remains healthy.

What holdings contributed to the Fund’s fiscal period performance?

Chesapeake Energy is a stock that we sold in late spring after it had made substantial gains. The stock was reaching the high end of our market capitalization range. Given its increasing valuation, we thought it best to lock in gains and sell to make room for other opportunities.

Dollar Tree was a contributor to performance, with its stock gaining more than 35% during the fiscal period. Its same store sales — a commonly tracked retail figure that shows sales at stores open for more than one year — have been increasing. This trend has been increasingly rare in the current retailing environment.

How was the Fund positioned at period end?

As of Oct. 31, 2008, we had positioned Delaware Mid Cap Value Fund based on a general belief that the economy could potentially begin to show signs of recovery in 2009. With the Federal Reserve and Treasury taking unprecedented steps to support the market and the economy in general, we remained hopeful that banks would continue to lend in the short term.

Our investment process includes a strong focus on free cash flow. In managing the Fund at fiscal year end, we were maintaining that focus, seeking to identify companies that deliver significant free cash flow. At the same time, we recognized that cash flows in general are not currently as strong as we had hoped because of the weak economy. Long-term, we believe prospects remain positive for mid-cap equities, and we look forward to a time when an opportunity may exist to manage Delaware Mid Cap Value Fund through a market environment that is more accommodating to stock investors.

3

Portfolio management review
Delaware Mid Cap Value Fund

Fund basics Delaware Mid Cap Value Fund		As of Oct. 31, 2008
Fund objective:	The Fund seeks capital appreciation.
Total Fund net assets:	$9 million
Number of holdings:	92
Fund start date:	Feb. 1, 2008

	Nasdaq symbols	CUSIPs
Class A	DLMAX	246093868
Class C	DLMCX	246093850
Class R	DLMRX	246093843
Institutional Class	DLMIX	246093835

4

Performance summary
Delaware Mid Cap Value Fund	Oct. 31, 2008

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. Current performance may be lower or higher than the performance data quoted.

You should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The Delaware Mid Cap Value Fund prospectus contains this and other important information about the investment company. Please request a prospectus through your financial advisor or by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com. Read the prospectus carefully before you invest or send money.

Fund performance	Total returns from Feb. 1, 2008, through Oct. 31, 2008
Lifetime
Class A (Feb. 1, 2008)
Excluding sales charge	-30.35%
Including sales charge	-34.37%
Class C (July 31, 2008)
Excluding sales charge	-28.19%
Including sales charge	-28.91%

Returns reflect the reinvestment of all distributions and any applicable sales charges as noted in the following paragraphs.

Performance for Class C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or that the investment was not redeemed.

Expense limitations were in effect for certain classes during the periods shown in the chart above and in the graph on the next page. The current expenses for each class are listed on the chart on the next page. Performance would have been lower had the expense limitation not been in effect.

The Fund offers Class A, C, R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75% and have an annual distribution and service fee of up to 0.30% of average daily net assets.

Class C shares are sold with a contingent deferred sales charge of 1.00% if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1.00% of average daily net assets.

Please see the fee table in the prospectus and your financial professional for a more complete explanation of sales charges.

The total return for the lifetime (since July 31, 2008) period ended Oct. 31, 2008, for Delaware Mid Cap Value Fund Class R shares was -28.07%.

Class R shares were first made available July 31, 2008, and are available only for certain retirement plan products. They are sold without a sales charge and have an annual

5

Performance summary
Delaware Mid Cap Value Fund

distribution and service fee of up to 0.60% of average daily net assets.

The total return for the lifetime (since Feb. 1, 2008) period ended Oct. 31, 2008, for Delaware Mid Cap Value Fund Institutional Class shares was -30.35%.

Institutional Class shares were first made available Feb. 1, 2008, and are available without sales or asset-based distribution charges only to certain eligible institutional accounts.

The performance table on the previous page and the graph on page 7 do not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

Funds that invest in small and/or medium-sized company stocks typically involve greater risk, particularly in the short term, than those investing in larger, more established companies.

The Fund’s expense ratios, as described in the most recent prospectus, are disclosed in the table below. Management has contracted to reimburse certain expenses and/or waive its management fees from Aug. 1, 2008, through July 31, 2009. Please see the most recent prospectus for additional information on the fee waivers.

Fund expense ratios	Class A	Class C	Class R	Institutional Class
Total annual operating expense	5.58%	6.28%	5.88%	5.28%
(without fee waivers)
Net expense ratio	1.25%	2.00%	1.50%	1.00%
(including fee waivers, if any)*

*The applicable fee waivers are discussed in the text on pages 5 and 6.

6

Performance of a $10,000 investment

Average annual total returns from Feb. 1, 2008, through Oct. 31, 2008

For period beginning Feb. 1, 2008, through Oct. 31, 2008	Starting value	Ending value
Russell Midcap® Value Index	$10,000	$6,842
Delaware Mid Cap Value Fund — Class A shares	$9,425	$6,564

The chart assumes $10,000 invested in the Fund on Feb. 1, 2008, and includes the effect of a 5.75% front-end sales charge and the reinvestment of all distributions. Please see pages 5 and 6 for additional details on these fees.

The chart also assumes $10,000 invested in the Russell Midcap Value Index as of Feb. 1, 2008. The Russell Midcap Value Index measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index.

Past performance is not a guarantee of future results.

Performance of other Fund classes will vary due to different charges and expenses.

The “Fund performance” chart and the “Performance of a $10,000 investment” graph do not reflect the deduction of taxes the shareholders would pay on Fund distributions or redemptions of Fund shares.

7

Disclosure of Fund expenses
For the period May 1, 2008 to October 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2008 through October 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

8

Delaware Distributors, L.P. (DDLP) voluntarily waived all Class A distribution and services fees through July 31, 2008. Effective August 1, 2008, DDLP has contracted to waive distribution and services fees through July 31, 2009 to no more than 0.25% of average daily net assets for Class A. If DDLP did not voluntarily waive all distribution and services fees through July 31, 2008, the expense analysis would be as follows:

Delaware Mid Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	5/1/08	10/31/08	Expense Ratio	5/1/08 to 10/31/08*
Actual Fund return
Class A	$1,000.00	$687.60	1.25%	$5.30
Class C	1,000.00	718.10	2.00%	8.64
Class R	1,000.00	719.30	1.50%	6.48
Institutional Class	1,000.00	687.60	1.00%	4.24
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.85	1.25%	$6.34
Class C	1,000.00	1,015.08	2.00%	10.13
Class R	1,000.00	1,017.60	1.50%	7.61
Institutional Class	1,000.00	1,020.11	1.00%	5.08

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

9

Sector allocation and top 10 holdings
Delaware Mid Cap Value Fund	As of October 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	94.12%
Basic Industry	10.61%
Business Services	2.29%
Capital Spending	5.52%
Conglomerates	0.50%
Consumer Cyclical	2.60%
Consumer Services	10.69%
Consumer Staples	4.23%
Energy	9.26%
Financial Services	19.47%
Health Care	5.61%
Real Estate	4.27%
Technology	10.13%
Transportation	1.94%
Utilities	7.00%
Repurchase Agreement	6.07%
Securities Lending Collateral	0.28%
Total Value of Securities	100.47%
Obligation to Return Securities Lending Collateral	(0.29%)
Liabilities Net of Receivables and Other Assets	(0.18%)
Total Net Assets	100.00%

10

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
FMC	2.19%
Reynolds American	2.09%
Berkley (W.R.)	2.07%
Dollar Tree	1.99%
Becton, Dickson	1.97%
Bank of Hawaii	1.83%
Ross Stores	1.64%
Public Service Enterprise Group	1.60%
Cullen/Frost Bankers	1.59%
Synopsys	1.56%

11

Statement of net assets
Delaware Mid Cap Value Fund	October 31, 2008

	Number of shares	Value
Common Stock – 94.12%
Basic Industry – 10.61%
Cytec Industries	2,600	$73,632
Eastman Chemical	1,300	52,507
FMC	4,600	200,284
Nucor	3,300	133,683
† Owens-Illinois	5,200	118,976
† Pactiv	4,600	108,376
PPG Industries	1,300	64,454
Sherwin-Williams	2,000	113,820
Sigma-Aldrich	2,000	87,720
St. Joe	600	18,552
		972,004
Business Services – 2.29%
Brink’s	2,600	126,074
Donnelley (R.R.) & Sons	2,600	43,082
Manpower	1,300	40,469
		209,625
Capital Spending – 5.52%
Cummins	3,900	100,815
† Energizer Holdings	1,300	63,518
Harsco	4,600	108,882
Parker Hannifin	2,000	77,540
Republic Services	3,900	92,430
Timken	3,900	61,932
		505,117
Conglomerates – 0.50%
Textron	2,600	46,020
		46,020
Consumer Cyclical – 2.60%
Borg Warner	3,900	87,633
Eaton	1,300	57,980
Johnson Controls	5,200	92,196
		237,809
Consumer Services – 10.69%
† Dollar Tree	4,800	182,496
Fortune Brands	1,300	49,582
Hasbro	3,300	95,931
Macy’s	7,200	88,488
Marriott International Class A	5,200	108,524
Meredith	2,000	38,740

12

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
	PETsMART	5,200	$102,388
	Ross Stores	4,600	150,374
	Tiffany & Company	3,300	90,585
	VF	1,300	71,630
			978,738
Consumer Staples – 4.23%
	Archer-Daniels-Midland	4,600	95,358
	Del Monte Foods	11,700	73,827
	Reynolds American	3,900	190,944
†	Smithfield Foods	2,600	27,352
			387,481
Energy – 9.26%
	El Paso	5,900	57,230
	ENSCO International	3,300	125,433
	Equitable Resources	3,300	114,543
†	Forest Oil	3,900	113,919
†	Newfield Exploration	5,200	119,496
	Questar	2,000	68,920
	Rowan	5,200	94,328
	Sempra Energy	2,000	85,180
	Williams	3,300	69,201
			848,250
Financial Services – 19.47%
	American Financial Group	5,200	118,196
*	Associated Banc-Corp	3,300	72,798
	Bank of Hawaii	3,300	167,343
	Berkley (W.R.)	7,200	189,144
	Colonial BancGroup	11,700	47,853
	Cullen/Frost Bankers	2,600	145,522
	Federated Investors Class B	4,600	111,320
	Loews	3,300	109,593
	Marshall & Ilsley	4,600	82,938
	Northern Trust	1,300	73,203
	Raymond James Financial	4,600	107,134
	Regions Financial	6,500	72,085
	Reinsurance Group of America	2,600	97,084
	StanCorp Financial Group	2,600	88,608
	TCF Financial	5,200	92,248

13

Statement of net assets
Delaware Mid Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	Torchmark	2,600	$108,602
*	Zions Bancorporation	2,600	99,086
			1,782,757
Health Care – 5.61%
	Becton, Dickinson	2,600	180,440
	McKesson	2,600	95,654
	Service Corporation International	12,400	85,560
	Universal Health Services Class B	2,000	84,080
†	Watson Pharmaceuticals	2,600	68,042
			513,776
Real Estate – 4.27%
	Boston Properties	1,300	92,144
	Brandywine Realty Trust	7,800	67,392
	Highwoods Properties	5,600	138,992
	Kimco Realty	2,000	45,160
	Simon Property Group	700	46,921
			390,609
Technology – 10.13%
†	Adobe Systems	4,600	122,544
†	Agilent Technologies	2,600	57,694
†	Avnet	3,300	55,242
†	Computer Sciences	2,600	78,416
†	Compuware	10,700	68,266
	Goodrich	2,000	73,120
	National Semiconductor	5,900	77,703
	Rockwell Automation	2,600	71,942
†	Sybase	3,700	98,531
†	Synopsys	7,800	142,584
†	Thermo Fisher Scientific	2,000	81,200
			927,242
Transportation – 1.94%
	Canadian National Railway	2,000	86,520
	CSX	2,000	91,440
			177,960
Utilities – 7.00%
	CenturyTel	2,600	65,286
	Edison International	2,600	92,534
	PG&E	2,600	95,342

14

	Number of shares	Value
Common Stock (continued)
Utilities (continued)
PPL	3,900	$127,998
Public Service Enterprise Group	5,200	146,380
Wisconsin Energy	2,600	113,100
		640,640
Total Common Stock (cost $11,020,569)		8,618,028

	Principal amount
Repurchase Agreement** – 6.07%
BNP Paribas 0.10%, dated 10/31/08, to be repurchased
on 11/3/08, repurchase price $556,005
(collateralized by U.S. Government obligations,
4.875%, 6/4/09 - 8/15/09; with market
value $567,900)	$556,000	556,000
Total Repurchase Agreement (cost $556,000)		556,000

Total Value of Securities Before Securities
Lending Collateral – 100.18% (cost $11,576,569)		9,174,028

	Number of shares
Securities Lending Collateral*** – 0.28%
Investment Companies
Mellon GSL DBT II Collateral Fund	25,800	25,160
Mellon GSL DBT II Liquidation Trust	487	26
Total Securities Lending Collateral (cost $26,287)		25,186

Total Value of Securities – 100.47%
(cost $11,602,856)		9,199,214 ©
Obligation to Return Securities
Lending Collateral*** – (0.29%)		(26,287)
Liabilities Net of Receivables
and Other Assets – (0.18%)		(16,429)
Net Assets Applicable to 1,545,661
Shares Outstanding – 100.00%		$9,156,498

15

Statement of net assets
Delaware Mid Cap Value Fund

Net Asset Value – Delaware Mid Cap Value Fund
Class A ($70,489 / 11,903 Shares)	$5.92
Net Asset Value – Delaware Mid Cap Value Fund
Class C ($754 / 127.60 Shares)	$5.91
Net Asset Value – Delaware Mid Cap Value Fund
Class R ($19 / 3.21 Shares)	$5.92
Net Asset Value – Delaware Mid Cap Value Fund
Institutional Class ($9,085,236 / 1,533,627 Shares)	$5.92

Components of Net Assets at October 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)	$11,678,674
Undistributed net investment income	12,856
Accumulated net realized loss on investments	(131,390)
Net unrealized depreciation of investments	(2,403,642)
Total net assets	$9,156,498

†	Non income producing security.
*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $25,023 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Mid Cap Value Fund
Net asset value Class A (A)	$5.92
Sales charge (5.75% of offering price) (B)	0.36
Offering price	$6.28

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

16

Statement of operations
Delaware Mid Cap Value Fund	February 1, 2008* to October 31, 2008

Investment Income:
Dividends	$31,148
Interest	2,201
Security lending income	91
Foreign tax withheld	(30)	$33,410

Expenses:
Legal fees	20,088
Registration fees	17,676
Management fees	15,486
Audit and tax fees	11,050
Reports and statements to shareholders	3,756
Pricing fees	1,930
Dues and services	1,025
Accounting and administration expenses	826
Custodian fees	170
Dividend disbursing and transfer agent fees and expenses	143
Trustees’ fees	131
Insurance fees	88
Distribution expenses – Class A	40
Distribution expenses – Class C	1
Consulting fees	14
Trustee’s expenses	5	72,429
Less fees absorbed or waived		(51,851)
Less waiver of distribution expenses – Class A		(7)
Less expense paid indirectly		(17)
Total operating expenses		20,554
Net Investment Income		12,856

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(131,390)
Net change in unrealized appreciation/depreciation of investments		(2,403,642)
Net Realized and Unrealized Loss on Investments		(2,535,032)

Net Decrease in Net Assets Resulting from Operations		$(2,522,176)

*Commencement of operations.

See accompanying notes

17

Statements of changes in net assets
Delaware Mid Cap Value Fund

2/1/08*
to
10/31/08
Increase (Decrease) in Net Assets from Operations:
Net investment income	$12,856
Net realized loss on investments	(131,390)
Net change in unrealized
appreciation/depreciation of investments	(2,403,642)
Net decrease in net assets resulting from operations	(2,522,176)

Capital Share Transactions:
Proceeds from shares sold:
Class A	100,239
Class C	994
Class R	26
Institutional Class	11,970,807
12,072,066
Cost of shares repurchased:
Class A	(7,405)
Institutional Class	(385,987)
(393,392)
Increase in net assets derived from capital share transactions	11,678,674
Net Increase in Net Assets	9,156,498

Net Assets:
Beginning of period	—
End of period (including undistributed
net investment income of $12,856)	$9,156,498

*Commencement of operations.

See accompanying notes

18

Financial highlights
Delaware Mid Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized loss on investments
Total from investment operations

Net asset value, end of period

Total Return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived and expense paid indirectly
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived and expense paid indirectly
Portfolio turnover

[1] Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.

[4] Portfolio turnover is representative of the Fund for the period February 1, 2008 through October 31, 2008.

See accompanying notes

20

Class A	Class C	Class R	Institutional Class
2/1/08[1]	7/31/08[1]	7/31/08[1]	2/1/08[1]
to	to	to	to
10/31/08	10/31/08	10/31/08	10/31/08
$8.500	$8.230	$8.230	$8.500

0.009	(0.028)	(0.005)	0.034
(2.589)	(2.292)	(2.305)	(2.614)
(2.580)	(2.320)	(2.310)	(2.580)

$5.920	$5.910	$5.920	$5.920

(30.35% )	(28.19% )	(28.07% )	(30.35% )

$70	$1	$—	$9,085
1.08%	2.00%	1.50%	1.00%

3.75%	4.08%	3.87%	3.50%
0.54%	(0.59% )	(0.09% )	0.62%

(2.13% )	(2.67% )	(2.27% )	(1.88% )
19%	19%[4]	19%[4]	19%

21

Notes to financial statements
Delaware Mid Cap Value Fund	October 31, 2008

Delaware Group® Equity Funds I (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Balanced Fund and Delaware Mid Cap Value Fund. These financial statements and related notes pertain to the Delaware Mid Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Investment Companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading or news events, may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).

In September 2006, the Financial Accounting Standards Board (FASB) issued FASB Statement No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in U.S. generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial

22

reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have a material impact on the amounts reported in the financial statements.

Federal Income Taxes — The Fund intends to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC). The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The financial statements reflect an

23

Notes to financial statements
Delaware Mid Cap Value Fund

estimate of the reclassification of the distribution character. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as “expense paid indirectly.”

2.	Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on average daily net assets in excess of $2.5 billion.

Effective August 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fees and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, “non-routine expenses”)) do not exceed 1.00% of average daily net assets of the Fund through July 31, 2009. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund. Prior to August 1, 2008, this waiver was voluntary.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the period February 1, 2008 to October 31, 2008, the Fund was charged $103 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

24

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and services expenses. Effective August 1, 2008, DDLP has contracted to waive distribution and service fees through July 31, 2009 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets. Prior to August 1, 2008, DDLP voluntarily waived all Class A 12b-1 fees.

At October 31, 2008, the Fund had receivables due from or liabilities payable to affiliates as follows:

Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	$ (3,150)
Distribution fees payable to DDLP	(34)
Other expenses payable to DMC and affiliates*	(76,737)
Receivables from DMC under expense limitation agreement	36,366

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the period February 1, 2008 to October 31, 2008, the Fund was charged $ 121 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the period February 1, 2008 to October 31, 2008, the Fund made purchases of $11,528,207 and sales of $376,248 of investment securities other than short-term investments.

At October 31, 2008, the cost of investments for federal income tax purposes was $11,602,856. At October 31, 2008, net unrealized depreciation was $2,403,642, of which $28,325 related to unrealized appreciation of investments and $2,431,967 related to unrealized depreciation of investments.

25

Notes to financial statements
Delaware Mid Cap Value Fund

4. Components of Net Assets on a Tax Basis

As of October 31, 2008, the components of net assets on a tax basis were as follows:

Shares of beneficial interest	$11,678,674
Undistributed ordinary income	12,856
Capital loss carryforwards	(131,390)
Unrealized depreciation of investments	(2,403,642)
Net assets	$ 9,156,498

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at October 31, 2008 will expire as follows: $131,390 expires in 2016.

5. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. There were no dividends and distributions paid for the period February 1, 2008 to October 31, 2008.

6. Capital Shares

Transactions in capital stock shares were as follows:

2/1/08*
to
10/31/08
Shares sold:
Class A	13,099
Class C	128
Class R	3
Institutional Class	1,599,865
1,613,095

Shares repurchased:
Class A	(1,196)
Institutional Class	(66,238)
(67,434)
Net Increase	1,545,661

*Class A and Institutional Class commenced operations on February 1, 2008; Class C and Class R commenced operations on July 31, 2008.

26

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit with The Bank of New York Mellon (BNY Mellon) to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, Participants were charged an annual commitment fee, which was allocated across the Participants on the basis of each Participant’s allocation of the entire facility. Participants were permitted to borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of October 31, 2008, or at any time during the period then ended. The agreement expired on November 18, 2008.

Effective as of November 18, 2008, the Fund along with the other Participants entered into an amendment to the agreement with BNY Mellon for a $35,000,000 revolving line of credit. The agreement, as amended, is to be used as described above and operates in substantially the same manner as the original agreement. The agreement, as amended, expires on November 17, 2009.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend their securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (the “Collective Trust”) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the year ended October 31, 2008, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT II Liquidation Trust. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities

27

Notes to financial statements
Delaware Mid Cap Value Fund

and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and are subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Funds, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At October 31, 2008, the value of securities on loan was $25,023, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

9. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of October 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

28

Report of independent
registered public accounting firm

To the Shareholders and Board of Trustees
Delaware Group Equity Funds I — Delaware Mid Cap Value Fund

We have audited the accompanying statement of net assets of Delaware Mid Cap Value Fund (one of the series constituting Delaware Group Equity Funds I) (the “Fund”) as of October 31, 2008, and the related statement of operations and statement of changes in net assets for the period February 1, 2008 (commencement of operations) to October 31, 2008, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Delaware Mid Cap Value Equity Fund of the Delaware Group Equity Funds I at October 31, 2008, the results of its operations and changes in its net assets for the period February 1, 2008 (commencement of operations) to October 31, 2008, and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 17, 2008

29

Other Fund information
(Unaudited)
Delaware Mid Cap Value Fund

Fund management

Christopher S. Beck, CFA
Senior Vice President, Senior Portfolio Manager
Christopher S. Beck leads the firm’s Small/Mid-Cap Value team. Prior to joining Delaware Investments in 1997, he served as a vice president at Pitcairn Trust from 1995 to 1997, where he managed small-capitalization stocks and analyzed equity sectors. Before that he was chief investment officer of the University of Delaware from 1992 to 1995 and held management positions during his seven years at Cypress Capital Management and four years at Wilmington Trust. Beck earned a bachelor’s degree at the University of Delaware and an MBA from Lehigh University, and he is a member of the CFA Society of Philadelphia.

30

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

A mutual fund is governed by a Board of Trustees/Directors (“Trustees”), which has oversight responsibility for the management of a fund’s business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor, and others who perform services for the fund. The independent fund trustees, in particular, are advocates

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Interested Trustees

Patrick P. Coyne[1]	Chairman, President,	Chairman and Trustee
2005 Market Street	Chief Executive Officer,	since August 16, 2006
Philadelphia, PA 19103	and Trustee
April 1963		President and
Chief Executive Officer
since August 1, 2006

Independent Trustees

Thomas L. Bennett	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
October 1947

1 Patrick P. Coyne is considered to be an “Interested Trustee” because he is an executive officer of the Fund’s(s’) investment advisor.

32

for shareholder interests. Each trustee has served in that capacity since he or she was elected to or appointed to the Board of Trustees, and will continue to serve until his or her retirement or the election of a new trustee in his or her place. The following is a list of the Trustees and Officers with certain background and related information.

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Patrick P. Coyne has served in	84	Director
various executive capacities		Kaydon Corp.
at different times at
Delaware Investments.[2]		Board of Governors Member
Investment Company
Institute (ICI)
(2007–Present)

Member of Investment Committee
Cradle of Liberty Council, BSA
(November 2007–Present)

Finance Committee Member
St. John Vianney
Roman Catholic Church
(2007–Present)

Private Investor	84	Director
(March 2004–Present)		Bryn Mawr Bank Corp. (BMTC)
(April 2007–Present)
Investment Manager
Morgan Stanley & Co.		Chairman of Investment
(January 1984–March 2004)		Committee
The Haverford School
(2002–Present)

Chairman of
Investment Committee
Pennsylvania Academy of
Fine Arts (2007–Present)
Trustee (2004–Present)

2 Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s(s’) investment advisor, principal underwriter, and its transfer agent.

33

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas L. Bennett
(continued)

John A. Fry	Trustee	Since January 2001
2005 Market Street
Philadelphia, PA 19103
May 1960

Anthony D. Knerr	Trustee	Since April 1990
2005 Market Street
Philadelphia, PA 19103
December 1938

Lucinda S. Landreth	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
June 1947

Ann R. Leven	Trustee	Since October 1989
2005 Market Street
Philadelphia, PA 19103
November 1940

Thomas F. Madison	Trustee	Since May 1997[3]
2005 Market Street
Philadelphia, PA 19103
February 1936

3 In 1997, several funds managed by Voyageur Fund Managers, Inc. (the “Voyageur Funds”) were incorporated into the Delaware Investments Family of Funds. Mr. Madison served as a director of the Voyageur Funds from 1993 until 1997.

34

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Investment Committee and
Governance Committee
Member
Pennsylvania Horticultural
Society
(February 2006–Present)

President	84	Director
Franklin & Marshall College		Community Health Systems
(June 2002–Present)
Director
Executive Vice President		Allied Barton
University of Pennsylvania		Security Holdings
(April 1995–June 2002)

Founder and	84	None
Managing Director
Anthony Knerr & Associates
(Strategic Consulting)
(1990–Present)

Chief Investment Officer	84	None
Assurant, Inc. (Insurance)
(2002–2004)

Consultant	84	Director and Audit
ARL Associates		Committee Chair
(Financial Planning)		Systemax, Inc.
(1983–Present)

President and	84	Director and Chair of
Chief Executive Officer		Compensation Committee,
MLM Partners, Inc.		Governance Committee
(Small Business Investing		Member
and Consulting)		CenterPoint Energy
(January 1993–Present)

35

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Independent Trustees (continued)

Thomas F. Madison
(continued)

Janet L. Yeomans	Trustee	Since April 1999
2005 Market Street
Philadelphia, PA 19103
July 1948

J. Richard Zecher	Trustee	Since March 2005
2005 Market Street
Philadelphia, PA 19103
July 1940

36

Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

Lead Director and Chair of
Audit and Governance
Committees, Member of
Compensation Committee
Digital River, Inc.

Director and Chair of
Governance Committee,
Audit Committee
Member
Rimage Corporation

Director and Chair of
the Compensation Committee
Spanlink Communications

Lead Director and Chair of
Compensation and
Governance Committees
Valmont Industries, Inc.

Vice President and Treasurer	84	None
(January 2006–Present)
Vice President — Mergers & Acquisitions
(January 2003–January 2006), and
Vice President
(July 1995–January 2003)
3M Corporation

Founder	84	Director and Audit
Investor Analytics		Committee Member
(Risk Management)		Investor Analytics
(May 1999–Present)
Director and Audit
Founder		Committee Member
Sutton Asset Management		Oxigene, Inc.
(Hedge Fund)
(September 1996–Present)

37

Board of trustees/directors and officers addendum
Delaware Investments® Family of Funds

Name, Address,	Position(s)	Length of
and Birth Date	Held with Fund(s)	Time Served
Officers

David F. Connor	Vice President,	Vice President since
2005 Market Street	Deputy General	September 2000
Philadelphia, PA 19103	Counsel, and Secretary	and Secretary since
December 1963		October 2005

Daniel V. Geatens	Vice President	Treasurer
2005 Market Street	and Treasurer	since October 25, 2007
Philadelphia, PA 19103
October 1972

David P. O’Connor	Senior Vice President,	Senior Vice President,
2005 Market Street	General Counsel,	General Counsel, and
Philadelphia, PA 19103	and Chief Legal Officer	Chief Legal Officer
February 1966		since October 2005

Richard Salus	Senior Vice President	Chief Financial Officer
2005 Market Street	and Chief Financial Officer	since November 2006
Philadelphia, PA 19103
October 1963

4 David F. Connor, Daniel V. Geatens, David P. O’Connor, and Richard Salus serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

38

	Number of Portfolios in
Principal Occupation(s)	Fund Complex Overseen	Other Directorships
During Past 5 Years	by Trustee or Officer	Held by Trustee or Officer

David F. Connor has served as	84	None[4]
Vice President and Deputy
General Counsel of
Delaware Investments
since 2000.

Daniel V. Geatens has served	84	None[4]
in various capacities at
different times at
Delaware Investments.

David P. O’Connor has served in	84	None[4]
various executive and legal
capacities at different times
at Delaware Investments.

Richard Salus has served in	84	None[4]
various executive capacities
at different times at
Delaware Investments.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 800 523-1918.

39

About the organization

This annual report is for the information of Delaware Mid Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Mid Cap Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

40

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

41

Item 2. Code of Ethics

     The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant’s Code of Business Ethics has been posted on Delaware Investments’ internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3. Audit Committee Financial Expert

     The registrant’s Board of Trustees/Directors has determined that each member of the registrant’s Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an “audit committee financial expert” is a person who has the following attributes:

     a. An understanding of generally accepted accounting principles and financial statements;

     b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

     c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities;

     d. An understanding of internal controls and procedures for financial reporting; and

     e. An understanding of audit committee functions.

An “audit committee financial expert” shall have acquired such attributes through:

     a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

     b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

     c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

     d. Other relevant experience.

     The registrant’s Board of Trustees/Directors has also determined that each member of the registrant’s Audit Committee is independent. In order to be “independent” for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

     The names of the audit committee financial experts on the registrant’s Audit Committee are set forth below:

     Thomas L. Bennett 1
     Thomas F. Madison
     Janet L. Yeomans 1
     J. Richard Zecher

Item 4. Principal Accountant Fees and Services

     (a) Audit fees.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $25,700 for the fiscal year ended October 31, 2008.

_______________________
1 The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on “other relevant experience.” The Board of Trustees/Directors has determined that Mr. Bennett qualifies as an audit committee financial expert by virtue of his education, Chartered Financial Analyst designation, and his experience as a credit analyst, portfolio manager and the manager of other credit analysts and portfolio managers. The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

     The aggregate fees billed for services provided to the registrant by its independent auditors for the audit of the registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $17,100 for the fiscal year ended October 31, 2007.

     (b) Audit-related fees.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended October 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the registrant’s financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended October 31, 2007.

     The aggregate fees billed by the registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $19,074 for the registrant’s fiscal year ended October 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant to Rule 17Ad-13 of the Securities Exchange Act.

     (c) Tax fees.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $6,300 for the fiscal year ended October 31, 2008. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2008.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant were $5,350 for the fiscal year ended October 31, 2007. The percentage of these fees relating to services approved by the registrant’s Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: review of income tax return and review of annual excise distribution calculation.

     The aggregate fees billed by the registrant’s independent auditors for tax-related services provided to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2007.

     (d) All other fees.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended October 31, 2008.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2008.

     The aggregate fees billed for all services provided by the independent auditors to the registrant other than those set forth in paragraphs (a), (b) and (c) of this Item were $0 for the fiscal year ended October 31, 2007.

     The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the registrant’s independent auditors to the registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the registrant were $0 for the registrant’s fiscal year ended October 31, 2007.

     (e) The registrant’s Audit Committee has established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X (the “Pre-Approval Policy”) with respect to services provided by the registrant’s independent auditors. Pursuant to the Pre-Approval Policy, the Audit Committee has pre-approved the services set forth in the table below with respect to the registrant up to the specified fee limits. Certain fee limits are based on aggregate fees to the registrant and other registrants within the Delaware Investments® Family of Funds.

Service	Range of Fees
Audit Services
Statutory audits or financial audits for new Funds	up to $25,000 per Fund
Services associated with SEC registration statements (e.g., Form N-1A, Form N-14, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., comfort letters for closed-end Fund offerings, consents), and assistance in responding to SEC comment letters	up to $10,000 per Fund
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit-related services” rather than “audit services”)	up to $25,000 in the aggregate
Audit-Related Services
Consultations by Fund management as to the accounting or disclosure treatment of transactions or events and /or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies (Note: Under SEC rules, some consultations may be considered “audit services” rather than “audit-related services”)	up to $25,000 in the aggregate
Tax Services
U.S. federal, state and local and international tax planning and advice (e.g., consulting on statutory, regulatory or administrative developments, evaluation of Funds’ tax compliance function, etc.)	up to $25,000 in the aggregate
U.S. federal, state and local tax compliance (e.g., excise distribution reviews, etc.)	up to $5,000 per Fund
Review of federal, state, local and international income, franchise and other tax returns	up to $5,000 per Fund

     Under the Pre-Approval Policy, the Audit Committee has also pre-approved the services set forth in the table below with respect to the registrant’s investment adviser and other entities controlling, controlled by or under common control with the investment adviser that provide ongoing services to the registrant (the “Control Affiliates”) up to the specified fee limit. This fee limit is based on aggregate fees to the investment adviser and its Control Affiliates.

Service	Range of Fees
Non-Audit Services
Services associated with periodic reports and other documents filed with the SEC and assistance in responding to SEC comment letters	up to $10,000 in the aggregate

     The Pre-Approval Policy requires the registrant’s independent auditors to report to the Audit Committee at each of its regular meetings regarding all services initiated since the last such report was rendered, including those services authorized by the Pre-Approval Policy.

     (f) Not applicable.

     (g) The aggregate non-audit fees billed by the registrant’s independent auditors for services rendered to the registrant and to its investment adviser and other service providers under common control with the adviser were $258,302 and $259,712 for the registrant’s fiscal years ended October 31, 2008 and October 31, 2007, respectively.

     (h) In connection with its selection of the independent auditors, the registrant’s Audit Committee has considered the independent auditors’ provision of non-audit services to the registrant’s investment adviser and other service providers under common control with the adviser that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors’ provision of these services is compatible with maintaining the auditors’ independence.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS I

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: January 5, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By: Patrick P. Coyne
Title: Chief Executive Officer
Date: January 5, 2009

RICHARD SALUS
By: Richard Salus
Title: Chief Financial Officer
Date: January 5, 2009